Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	PACD
Entity Registrant Name	PACIFIC DRILLING S.A.
Entity Central Index Key	0001517342
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	216,902,000

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Contract drilling	$ 638,050	$ 65,431
Costs and expenses
Contract drilling	(331,495)	(32,142)
General and administrative expenses	(45,386)	(52,614)	(19,715)
Depreciation expense	(127,698)	(11,619)	(395)
Costs and Expenses	(504,579)	(96,375)	(20,110)
Loss of hire insurance recovery	23,671	18,500
Operating income (loss)	157,142	(12,444)	(20,110)
Other income (expense)
Equity in earnings of Joint Venture		18,955	56,307
Interest income from Joint Venture	0	495	1,973
Interest expense	(104,685)	(10,384)	(858)
Other income	3,245	3,675	(62)
Income before income taxes	55,702	297	37,250
Income tax (expense) benefit	(21,713)	(3,200)	49
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299
Earnings (loss) per common share, basic (Note 18)	$ 0.16	$ (0.01)	$ 0.25
Weighted average number of common shares, basic (Note 18)	216,901,000	195,447,944	150,000,000
Earnings (loss) per common share, diluted (Note 18)	$ 0.16	$ (0.01)	$ 0.25
Weighted average number of common shares, diluted (Note 18)	216,903,159	195,447,944	150,000,000

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299
Other comprehensive income (loss):
Reclassification adjustment for loss on derivative instruments realized in net income		3,000	11,500
Total other comprehensive income (loss)	1,868	(56,568)	(17,450)
Total comprehensive income (loss)	35,857	(59,471)	19,849
Joint Venture
Net income (loss)		9,135
Other comprehensive income (loss):
Unrecognized gain (loss) on Joint Venture derivative instruments		720	(28,990)
Reclassification adjustment for loss on derivative instruments realized in net income		2,996	11,540
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total		3,716	(17,450)
Total other comprehensive income (loss)		3,716
All Other
Net income (loss)		(12,038)
Other comprehensive income (loss):
Unrecognized gain (loss) on Joint Venture derivative instruments	(22,551)	(62,086)
Reclassification adjustment for loss on derivative instruments realized in net income	24,419	1,802
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	1,868	(60,284)
Total other comprehensive income (loss)		$ (60,284)

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 605,921	$ 107,278
Restricted cash	47,444	168,681
Accounts receivable	152,299	62,578
Materials and supplies	49,626	42,986
Deferred financing costs	17,707	15,124
Current portion of deferred mobilization costs	37,519	54,523
Prepaid expenses and other current assets	13,930	10,376
Total current assets	924,446	461,546
Property and equipment, net	3,760,421	3,436,010
Restricted cash	124,740	208,287
Deferred financing costs	32,157	32,386
Other assets	52,164	46,060
Total assets	4,893,928	4,184,289
Liabilities and shareholders' equity:
Accounts payable	30,230	26,845
Accrued expenses	39,345	39,095
Current portion of long-term debt	218,750	218,750
Accrued interest payable	29,594	12,099
Derivative liabilities, current	17,995	20,466
Current portion of deferred revenue	66,142	28,829
Total current liabilities	402,056	346,084
Long-term debt, net of current maturities	2,034,958	1,456,250
Deferred revenue	97,014	73,110
Other long-term liabilities	44,652	34,772
Total long-term liabilities	2,176,624	1,564,132
Commitments and contingencies
Shareholders' equity:
Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,902,000 and 216,900,000 shares outstanding as of December 31, 2012 and 2011, respectively	2,169	2,169
Additional paid-in capital	2,349,544	2,344,226
Accumulated other comprehensive loss	(58,416)	(60,284)
Retained earnings (accumulated deficit)	21,951	(12,038)
Total shareholders' equity	2,315,248	2,274,073
Total liabilities and shareholders' equity	$ 4,893,928	$ 4,184,289

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 10, 2010	Dec. 31, 2009
Common shares, par value	$ 0.01	$ 0.01		$ 0.001
Common shares, shares authorized	5,000,000,000	5,000,000,000	2,000,000	805,000
Common shares, shares issued	224,100,000	224,100,000		805,000
Common shares, shares outstanding	216,902,000	216,900,000

Consolidated Statements of Shareholders' Equity (USD $)	Total	All Other	Joint Venture	Common shares	Common shares Restructuring share issuance, net	Common shares All Other	Treasury Shares	Additional paid-in capital	Additional paid-in capital Restructuring share issuance, net	Additional paid-in capital All Other	Accumulated other comprehensive loss	Accumulated other comprehensive loss All Other	Accumulated other comprehensive loss Joint Venture	Retained earnings (accumulated deficit)	Retained earnings (accumulated deficit) All Other	Retained earnings (accumulated deficit) Joint Venture
Beginning Balance at Dec. 31, 2009	$ 207,749,000			$ 1,000				$ 150,000,000			$ 3,992,000			$ 53,756,000
Beginning Balance (in shares) at Dec. 31, 2009				805,000
Contribution from shareholder	655,000,000							655,000,000
Issuance of shares upon conversion of related-party loan (in shares)	1,115,761			1,115,761
Issuance of shares upon conversion of related-party loan	892,609,000			1,000				892,608,000
Other comprehensive income (loss)	(17,450,000)										(17,450,000)
Net income (loss)	37,299,000													37,299,000
Ending Balance at Dec. 31, 2010	1,775,207,000			2,000				1,697,608,000			(13,458,000)			91,055,000
Ending Balance (in shares) at Dec. 31, 2010				1,920,761
Issuance of shares, net (in shares)					148,079,239	66,900,000
Issuance of shares, net		625,816,000			1,498,000	669,000			(1,498,000)	625,147,000
Issuance of common shares to treasury							7,200,000,000
Share-based compensation	2,840,000							2,840,000
Contribution from shareholder	142,759,000							142,759,000
Other comprehensive income (loss)	(56,568,000)	(60,284,000)	3,716,000									(60,284,000)	3,716,000
Net income (loss)	(2,903,000)	(12,038,000)	9,135,000												(12,038,000)	9,135,000
Joint Venture interests assigned to shareholder	(215,368,000)							(124,920,000)			9,742,000			(100,190,000)
Share-based compensation liability modification	2,290,000							2,290,000
Ending Balance at Dec. 31, 2011	2,274,073,000			2,169,000			7,200,000,000	2,344,226,000			(60,284,000)			(12,038,000)
Beginning Balance (in shares) at Dec. 31, 2011				216,900,000
Shares issued under share-based compensation plans (in shares)				2,000
Shares issued under share-based compensation plans							(2,000,000)
Share-based compensation	5,318,000							5,318,000
Other comprehensive income (loss)	1,868,000										1,868,000
Net income (loss)	33,989,000													33,989,000
Ending Balance at Dec. 31, 2012	$ 2,315,248,000			$ 2,169,000			$ 7,198,000,000	$ 2,349,544,000			$ (58,416,000)			$ 21,951,000
Ending Balance (in shares) at Dec. 31, 2012				216,902,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Interest income from Joint Venture	0	(495)	(1,973)
Depreciation expense	127,698	11,619	395
Equity in earnings of Joint Venture		(18,955)	(56,307)
Amortization of deferred revenue	(95,750)	(8,566)
Amortization of deferred mobilization costs	70,660	4,288
Amortization of deferred financing costs	13,926	1,067
Deferred income taxes	(3,766)	(3,169)	(371)
Share-based compensation expense	5,318	4,471	65
Changes in operating assets and liabilities:
Accounts receivable	(89,721)	(45,051)	(17,527)
Materials and supplies	(6,640)	(35,031)	(7,955)
Prepaid expenses and other assets	(61,548)	(108,593)	(2,972)
Accounts payable and accrued expenses	33,865	39,437	6,252
Deferred revenue	156,967	97,550	12,955
Net cash provided by (used in) operating activities	184,998	(64,331)	(30,139)
Cash flow from investing activities:
Capital expenditures	(449,951)	(1,539,630)	(883,853)
Decrease (increase) in restricted cash	204,784	(315,286)	(60,967)
Net cash used in investing activities	(245,167)	(1,854,916)	(944,820)
Cash flow from financing activities:
Proceeds from issuance of common shares, net		625,816
Proceeds from long-term debt	797,415	1,275,000	450,000
Payments on long-term debt	(218,750)	(50,000)
Deferred financing costs	(19,853)	(6,803)	(57,995)
Proceeds from related-party loan		142,205	685,280
Payments on related-party loan			(69,444)
Net cash provided by financing activities	558,812	1,986,218	1,007,841
Decrease (increase) in cash and cash equivalents	498,643	66,971	32,882
Cash and cash equivalents, beginning of period	107,278	40,307	7,425
Cash and cash equivalents, end of period	$ 605,921	$ 107,278	$ 40,307

Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Business

Note 1—Nature of Business

Pacific Drilling S.A. and its subsidiaries (“Pacific Drilling,” the “Company,” “we,” “us” or “our”) is an international offshore drilling company committed to becoming the preferred provider of ultra-deepwater drilling services to the oil and natural gas industry through the use of high-specification rigs. Our primary business is to contract our ultra-deepwater rigs, related equipment and work crews, primarily on a dayrate basis, to drill wells for our customers. As of December 31, 2012, the Company operates four drillships under customer contract and has three drillships under construction at Samsung Heavy Industries (“SHI”), two of which are under customer contract.

Pacific Drilling S.A. was formed on March 11, 2011, as a Luxembourg corporation under the form of a société anonyme to act as an indirect holding company for its predecessor, Pacific Drilling Limited (our “Predecessor”), a company organized under the laws of Liberia, and its subsidiaries in connection with a corporate reorganization completed on March 30, 2011, referred to as the “Restructuring.” In connection with the Restructuring, our Predecessor was contributed to a wholly-owned subsidiary of the Company by a subsidiary of Quantum Pacific International Limited, a British Virgin Islands company and parent company of an investment holdings group (the “Quantum Pacific Group”). The Company did not engage in any business or other activities prior to the Restructuring except in connection with its formation and the Restructuring.

In 2007, our Predecessor entered into various agreements with Transocean Ltd. (“Transocean”) and its subsidiaries, which culminated in the formation of a joint venture company, Transocean Pacific Drilling Inc. (“TPDI” or the “Joint Venture”), which was owned 50% by our Predecessor and 50% by a subsidiary of Transocean. On March 30, 2011, in connection with the Restructuring, our Predecessor assigned its equity interest in TPDI to another subsidiary of the Quantum Pacific Group, which is referred to as the “TPDI Transfer,” to enable the Company to focus on the operation and marketing of the Company’s wholly-owned fleet. As a result, neither the Company nor any of its subsidiaries owned any interest in TPDI following March 30, 2011.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies

Note 2—Significant Accounting Policies

Principles of Consolidation—The consolidated financial statements include the accounts of Pacific Drilling S.A. and consolidated subsidiaries that we control by ownership of a majority voting interest. We apply the equity method of accounting for investments in entities when we have the ability to exercise significant influence over an entity that does not meet the variable entity criteria or meets the variable interest entity criteria, but for which we are not deemed to be the primary beneficiary. We eliminate all intercompany transactions and balances in consolidation.

The Restructuring was a business combination limited to entities that were all under the control of the Quantum Pacific Group and its affiliates, and, as such, the Restructuring was accounted for as a transaction between entities under common control. Accordingly, the consolidated financial statements of Pacific Drilling S.A. as of and for the years ended December 31, 2011 and 2010 are presented using the historical values of the Predecessor’s financial statements on a combined basis prior to the Restructuring. The financial statements for the years ended December 31, 2011 and 2010 present the results of the Company and its subsidiaries as if Pacific Drilling S.A. was formed and the Restructuring was completed on January 1, 2010.

We currently are party to a Nigerian joint venture, Pacific International Drilling West Africa Limited (“PIDWAL”), which is fully controlled and 90% owned by us with 10% owned by Derotech Offshore Services Limited (“Derotech”), a privately-held Nigerian registered limited liability company. Derotech will not accrue the economic benefits of its interest in PIDWAL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. Accordingly, we consolidate all PIDWAL interests and no portion of PIDWAL’s operating results is allocated to the noncontrolling interests. In addition to the joint venture agreement, we currently have marketing and logistic services agreements with Derotech and an affiliated company of Derotech. During the years ended December 31, 2012, 2011 and 2010, we incurred fees of $7.0 million, $3.1 million and $0.2 million under the marketing and logistic services agreements, respectively.

Accounting Estimates—The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the balance sheet date and the amounts of revenues and expenses recognized during the reporting period. On an ongoing basis, we evaluate our estimates and assumptions, including those related to allowance for doubtful accounts, financial instruments, depreciation of property and equipment, impairment of long-lived assets, income taxes, share-based compensation and contingencies. We base our estimates and assumptions on historical experience and on various other factors we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from such estimates.

Revenues and Operating Expenses—Contract drilling revenues are recognized as earned, based on contractual dayrates. In connection with drilling contracts, we may receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to rigs. Revenues earned and incremental costs incurred directly related to contract preparation and mobilization along with reimbursements received for capital expenditures are deferred and recognized over the primary term of the drilling contract. The actual cost incurred for reimbursed capital expenditures are depreciated over the estimated useful life of the asset. Amortization of deferred revenue and deferred mobilization costs are recorded on a straight-line basis over the primary drilling contract term, which is consistent with the general pace of activity, level of services being provided and dayrates being earned over the life of the contract. Upon completion of drilling contracts, any demobilization fees received and related expenses are reported in income.

Cash and Cash Equivalents—Cash equivalents are highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash.

Accounts Receivable—We record trade accounts receivable at the amount we invoice our customers.

Allowance for Doubtful Accounts—We provide an allowance for doubtful accounts, as necessary, based on a review of outstanding receivables, historical collection information and existing economic conditions. We do not generally require collateral or other security for receivables. We have no allowance for doubtful accounts as of December 31, 2012 and 2011.

Promissory Notes to Joint Venture—Contributions in the form of promissory notes to the Joint Venture were recorded at cost. The accrued interest on promissory notes from our Joint Venture was recorded at the amount due. Interest income from the Joint Venture was earned on the promissory notes based on the stated loan rates as discussed in Note 4.

Materials and Supplies—Materials and supplies held for consumption are carried at the lower of average cost or market. We recorded no allowance for obsolescence on materials and supplies as of December 31, 2012 and 2011.

Property and Equipment—Deepwater drillships are recorded at cost of construction, including any major capital improvements, less accumulated depreciation and impairment. Other property and equipment is recorded at cost and consists of purchased software systems, furniture, fixtures and other equipment. Planned major maintenance, ongoing maintenance, routine repairs and minor replacements are expensed as incurred.

Interest is capitalized based on the costs of new borrowings attributable to qualifying new construction or at the weighted average cost of debt outstanding during the period of construction. We capitalize interest costs for qualifying new construction from the point borrowing costs are incurred for the qualifying new construction and cease when substantially all the activities necessary to prepare the qualifying asset for its intended use are complete.

Property and equipment are depreciated to its salvage value on a straight-line basis over the estimated useful lives of each class of assets. Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7

Long-Lived Assets—We review our long-lived assets, including property and equipment, for impairment when events or changes in circumstances indicate that the carrying amounts of our assets held and used may not be recoverable. Potential impairment indicators include rapid declines in commodity prices and related market conditions, actual or expected declines in rig utilization, increases in idle time, cancellations of contracts or credit concerns of customers. We assess impairment using estimated undiscounted cash flows for the long-lived assets being evaluated by applying assumptions regarding future operations, market conditions, dayrates, utilization and idle time. An impairment loss is recorded in the period if the carrying amount of the asset is not recoverable. During 2012, 2011 and 2010, there were no long-lived asset impairments.

Investment Accounted for Using the Equity Method—Our 50% ownership in TPDI was accounted for using the equity method based upon the level of ownership and our ability to exercise significant influence over the operating and financial policies of the investee. The investment was adjusted periodically to recognize our proportionate share of the investee’s net income or losses after the date of investment. The Company evaluates its investment accounted for under the equity method for impairment when there was evidence or indicators that a decrease in value may be other than temporary. On March 30, 2011, our Predecessor assigned its equity interest in TPDI to a subsidiary of the Quantum Pacific Group (Note 9).

Deferred Financing Costs—Deferred financing costs associated with long-term debt are carried at cost and are amortized to expense using the effective interest rate method over the term of the applicable long-term debt.

Foreign Currency Transactions—The consolidated financial statements are stated in U.S. dollars. We have designated the U.S. dollar as the functional currency for our foreign subsidiaries in international locations because we contract with customers, purchase equipment and finance capital using the U.S. dollar. Transactions in other currencies have been translated into U.S. dollars at the rate of exchange on the transaction date. Any gain or loss arising from a change in exchange rates subsequent to the transaction date is included as an exchange gain or loss. Monetary assets and liabilities denominated in currencies other than U.S. dollars are reported at the rates of exchange prevailing at the end of the reporting period. During 2012 and 2011, total foreign exchange gains were $2.4 million and $1.4 million, respectively, and recorded in other income within our consolidated statements of operations. During 2010, total foreign exchange gains (losses) were nominal.

Earnings per Share—Basic earnings (loss) per common share (“EPS”) is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding for the period. Basic and diluted EPS are retrospectively adjusted for the effects of stock dividends or stock splits. Diluted EPS reflects the potential dilution from securities that could share in the earnings of the Company. Anti-dilutive securities are excluded from diluted EPS.

Fair Value Measurements—We estimate fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation techniques require inputs that are categorized using a three-level hierarchy as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Share-Based Compensation—The grant date fair value of share-based awards granted to employees is recognized as an employee compensation expense over the requisite service period on a straight-line basis. To the extent the share-based awards were to be settled in cash upon exercise, the awards were accounted for as a liability. The liability was remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as employee compensation expense in the current period. As of December 31, 2012 and 2011, the Company has no awards accounted for as liabilities. The amount of compensation expense recognized is adjusted to reflect the number of awards for which the related vesting conditions are expected to be met. As such, the amount of compensation expense ultimately recognized is based on the number of awards that do meet the vesting conditions at the vesting date.

Derivatives—We apply cash flow hedge accounting to interest rate swaps that are designated as hedges of the variability of future cash flows. The derivative financial instruments are recorded in our consolidated balance sheet at fair value as either assets or liabilities. Changes in the fair value of derivatives designated as cash flow hedges, to the extent the hedge is effective, are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.

Hedge effectiveness is measured on an ongoing basis to ensure the validity of the hedges based on the relative cumulative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. Hedge accounting is discontinued prospectively if it is determined that the derivative is no longer effective in offsetting changes in the cash flows of the hedged item.

For interest rate hedges related to interest not incurred to construct fixed assets, other comprehensive income is released to earnings as interest expense is accrued on the underlying debt. For interest rate hedges related to interest capitalized in the construction of fixed assets, other comprehensive income is released to earnings as the asset is depreciated over its useful life.

Contingencies—We record liabilities for estimated loss contingencies when we believe a loss is probable and the amount of the probable loss can be reasonably estimated. Once established, we adjust the estimated contingency loss accrual for changes in facts and circumstances that alter our previous assumptions with respect to the likelihood or amount of loss.

We recognize loss of hire insurance recovery once realized or contingencies related to the realizability of the amount earned are resolved.

Income Taxes—Income taxes are provided based upon the tax laws and rates in the countries in which our subsidiaries are registered and where their operations are conducted and income and expenses are earned and incurred, respectively. We recognize deferred tax assets and liabilities for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of our assets and liabilities using the applicable enacted tax rates in effect the year in which the asset is realized or the liability is settled. A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. The amount recognized is the largest benefit that we believe has greater than a 50% likelihood of being realized upon settlement. Actual income taxes paid may vary from estimates depending upon changes in income tax laws, actual results of operations and the final audit of tax returns by taxing authorities. We recognize interest and penalties related to uncertain tax positions in income tax expense.

Subsequent Events—We have evaluated subsequent events through the date the financial statements were issued. See Note 21.

Recently Issued Accounting Standards

Fair Value Measurements and Disclosures—In May 2011, the FASB issued an accounting standards update that changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments included in this update are intended to clarify the application of existing fair value measurement requirements. We adopted the accounting standards update effective January 1, 2012 with no material impact to our financial statements or notes to the consolidated financial statements.

Presentation of Comprehensive Income—In June and December 2011, the FASB issued an accounting standards update on the presentation of comprehensive income. This guidance eliminates a previously permitted option to report other comprehensive income and its components in the statement of changes in equity. We adopted the effective portions of the FASB accounting standards update on January 1, 2012 with no material impact on our financial statements or notes to the consolidated financial statements.

In February 2013, the FASB issued an accounting standards update on the reporting of amounts reclassified out of accumulated other comprehensive income. This guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. The accounting standards update is effective for interim and annual periods beginning January 1, 2013. We are evaluating the impacts that our adoption of this update will have on our financial statements or notes to the consolidated financial statements.

Balance Sheet Offsetting—In December 2011, the FASB issued an accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments. The update requires disclosures of gross and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement. The accounting standards update is effective for interim and annual periods beginning January 1, 2013. We do not expect that our adoption of this update will have a material effect on our financial statements or notes to the consolidated financial statements.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

Note 3—Property and Equipment

Property and equipment consists of the following as of:

	December 31,
	2012	2011
	(In thousands)
Drillships and related equipment	$3,892,623	$3,435,665
Other property and equipment	7,025	12,441

Property and equipment, cost	3,899,648	3,448,106
Accumulated depreciation	(139,227)	(12,096)

Property and equipment, net	$3,760,421	$3,436,010

On March 15, 2011, we entered into two contracts with SHI for the construction of our fifth and sixth new advanced-capability, ultra-deepwater drillships, the Pacific Khamsin and the Pacific Sharav, which are expected to be delivered to us at the shipyard in the second quarter and fourth quarter of 2013, respectively. On March 16, 2012, we entered into an additional contract with SHI for the construction of the Pacific Meltem, our seventh advanced-capability, ultra-deepwater drillship, which is expected to be delivered to us at the shipyard in the second quarter of 2014. The construction contract for the Pacific Meltem also includes an option for an eighth newbuild drillship on the same terms and conditions as those for the Pacific Meltem. The option was originally valid until June 15, 2012 and was subsequently extended through January 18, 2013 at no cost. In January 2013, we exercised our option and entered into an additional contract with SHI for the construction of our eighth drillship, which is expected to be delivered in the first quarter of 2015 (see Note 21).

The SHI contracts for the Pacific Khamsin, the Pacific Sharav and the Pacific Meltem provide for an aggregate purchase price of approximately $1.5 billion for the acquisition of these three vessels, payable in installments during the construction process, of which we have made payments of $374.3 million through December 31, 2012. We anticipate making payments of approximately $797.3 million in 2013 and approximately $329.8 million in 2014.

During the years ended December 31, 2012, 2011 and 2010, we capitalized interest costs of $33.2 million, $71.0 million and $99.0 million, respectively, on assets under construction.

Investment In and Notes Receivable from Joint Venture	12 Months Ended
Dec. 31, 2012
Investment In and Notes Receivable from Joint Venture

Note 4—Investment In and Notes Receivable from Joint Venture

A legal entity is a variable interest entity (“VIE”) if the entity’s equity investment at risk does not provide its holders, as a group, with the power through voting or similar rights to direct the activities that most significantly impact the entity’s economic performance. We are required to consolidate VIEs if we have the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses of the entity or the right to receive benefits from the VIE that could potentially be significant to the VIE. If these conditions are met, we have a controlling financial interest and are the primary beneficiary of the VIE.

Once an entity is identified as a VIE, we perform a qualitative assessment to determine whether we are the primary beneficiary. A qualitative assessment begins with an understanding of nature of the risks in the entity as well as the nature of the entity’s activities, including terms of the contracts entered into by the entity, ownership interests issued by the entity, how they were marketed and the parties involved in the design of the entity. We then identify all of the variable interests held by parties involved with the VIE including, among other things, equity investments, debt financing, any financial and performance guarantees and significant contracted service providers. Once we identify the variable interests, we determine those activities that are most significant to the economic performance of the entity and which variable interest holder has the power to direct those activities.

Our Predecessor owned a 50% interest in TPDI that was recorded in our consolidated financial statements through the date of assignment to a subsidiary of the Quantum Pacific Group on March 30, 2011. The TPDI Joint Venture was formed with Transocean Offshore International Ventures Limited (“TOIVL”) to construct, own, and operate or charter two deepwater drillships, named the Dhirubai Deepwater KG1 (“KG1”) and Dhirubai Deepwater KG2 (“KG2”). Until the formation of the Joint Venture in 2007, both drillships under construction were owned by Pacific Drilling. KG1 started operating in July 2009 and KG2 started operating in March 2010.

The Joint Venture Shareholder Agreement defined the rights and restrictions with respect to the governance and management of TPDI. Among other things, the Joint Venture Shareholder Agreement provided that TOIVL may provide certain incidental general and administrative functions on behalf of TPDI, including procurement and payables, treasury and cash management, personnel and payroll and accounting. At inception, the Joint Venture Shareholders also entered into construction management agreements that provided TOIVL would design, construct, equip and test the TPDI deepwater drillships.

The Joint Venture Shareholders entered into a marketing agreement with TOIVL that granted TOIVL an exclusive right to market the TPDI deepwater drillships for use in any territory or region. The Joint Venture Shareholders also entered into an operating agreement with TOIVL that appointed TOIVL to act as the operator of the TPDI deepwater drillships, including day-to-day management and supervision and operating, maintenance, administrative and related services.

The Joint Venture Shareholder Agreement required Joint Venture Shareholders each provide capital or loans to the Company, to the extent expenditures were not funded by third-party indebtedness, in proportion to their respective ownership percentages to fund (1) all expenditures required to be made under various management service agreements, (2) any performance guarantees, surety bonds, or letters of credit, (3) an adequate level of working capital for the Company and (4) additional requirements agreed to by the Joint Venture Shareholders.

The Joint Venture Shareholders entered into an agreement under which Pacific Drilling, beginning on October 18, 2010, had the right to exchange its interest in the Joint Venture for shares of Transocean Ltd. or cash at a purchase price based on an appraisal of the fair value of the KG1 and KG2, subject to various customary adjustments.

We determined that the Joint Venture met the criteria of a VIE as TPDI’s equity investment at risk was not sufficient for the entity to finance its activities without additional subordinated financial support. We also determined that Transocean was the primary beneficiary for accounting purposes since Transocean a) had the power to direct the marketing and operating activities, which were the activities that most significantly impact TPDI’s economic performance and b) had the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result, we accounted for TPDI as an equity method investment in our consolidated financial statements.

At inception, the Joint Venture shareholders entered into promissory note agreements with TPDI to fund the formation of the Joint Venture. The promissory notes accrued interest at LIBOR plus 2% per annum with semi-annual interest payments. The Joint Venture, upon providing written notice, was permitted to defer payment of interest (including any prior deferred interest) to the following interest payment date. During 2011 and 2010, the Joint Venture elected to defer interest payments due under the promissory notes.

The loans were scheduled to mature ten years after the date of the respective notes. The Joint Venture, upon providing written notice, was permitted to defer the maturity date for a period of up to ten years. The Joint Venture was not required to make any payments of principal or interest prior to the maturity date. The Joint Venture capitalized interest expense on the Shareholder promissory notes as a cost of property and equipment through the date the deepwater drillships were placed in service.

During 2009, the Joint Venture entered into interest rate swaps, which are designated as cash flow hedges of the future interest payments on variable rate borrowings under its bank credit facilities to reduce the variability of cash interest payments. During the years ended December 31, 2011 and 2010, Pacific Drilling reclassified $3.0 million and $11.5 million, respectively, of losses previously recognized as accumulated other comprehensive income to equity in earnings of Joint Venture. The Joint Venture recognizes gains and losses associated with the ineffective portion of the cash flow hedges in interest expense in the period in which they are realized. During the years ended December 31, 2011 and 2010, the Joint Venture recorded ineffectiveness gains (losses) of $0.6 million and $(0.3) million, respectively, to interest expense.

In April 2010, Transocean and Pacific Drilling entered into a letter of credit fee agreement whereby Transocean agreed to provide a letter of credit as needed for purposes of TPDI’s compliance with the terms under TPDI’s bank credit facility. In return, Pacific Drilling agreed to pay Transocean our 50% share of a 4.2% per annum fee on the required letter of credit amount. During the years ended December 31, 2011 and 2010, Pacific Drilling incurred $0.3 million and $0.9 million, respectively, of fees related to this agreement that is recorded as interest expense in our consolidated statement of operations.

On March 30, 2011, the Company assigned its interests in TPDI’s equity, notes receivable from Joint Venture and accrued interest on promissory notes from Joint Venture to a subsidiary of the Quantum Pacific Group. The TPDI interests have been assigned on March 31, 2011, which date was used for convenience after our conclusion that there were no material intervening transactions between March 30, 2011 and March 31, 2011. The assignment was recorded and presented as a dividend in-kind within our consolidated financial statements.

A summarized consolidated balance sheet of TPDI is as follows:

March 31, 2011
(In thousands)
Balance sheet:
Current assets	$193,479
Property and equipment, net	1,421,215
Other assets	8,957

Total assets	$1,623,651

Current liabilities	$275,022
Long-term liabilities	1,216,010
Shareholders’ equity	132,619

Total liabilities and shareholders’ equity	$1,623,651

Summarized TPDI consolidated results of operations are as follows:

	For the three months ended March 31, 2011	Year ended December 31, 2010
	(In thousands)
Income statement:
Operating revenues	$90,414	$304,092
Operating expenses	35,492	129,214

Operating income	54,922	174,878
Interest expense, net	(13,958)	(52,762)
Other expense	(99)	(138)

Income before income taxes	40,865	121,978
Income tax expense	4,166	13,715

Net income	$36,699	$108,263

Debt	12 Months Ended
Dec. 31, 2012
Debt

Note 5—Debt

A summary of debt is as follows:

	December 31, 2012	December 31, 2011
	(In thousands)
Due within one year:
Bora Term Loan	$50,000	$50,000
Mistral Term Loan	62,500	62,500
Scirocco Term Loan	43,750	43,750
Santa Ana Term Loan	62,500	62,500

Total current debt	218,750	218,750
Long-term debt:
Bora Term Loan	$300,000	$350,000
Mistral Term Loan	325,000	387,500
Scirocco Term Loan	287,500	331,250
Santa Ana Term Loan	325,000	387,500
8.25% Senior Unsecured Bonds	300,000	—
7.25% Senior Secured Notes	497,458	—

Total long-term debt	2,034,958	1,456,250

Total debt	$2,253,708	$1,675,000

Project Facilities Agreement

On September 9, 2010, Pacific Bora Ltd., Pacific Mistral Ltd., Pacific Scirocco Ltd., and Pacific Santa Ana Ltd. (collectively, the “Borrowers”), and Pacific Drilling Limited (the “Guarantor”) (collectively, the “Borrowing Group”) entered into a project facilities agreement with a group of lenders to finance the construction, operation and other costs associated with the Pacific Bora, the Pacific Mistral, the Pacific Scirocco and the Pacific Santa Ana, (as amended on November 16, 2010, as amended and restated on March 30, 2011 and as further amended and restated on March 30, 2012, the “Original Project Facilities Agreement”). On April 19, 2012, in connection with the Temporary Import Bond Facilities described below, the Borrowing Group amended and restated the Original Project Facilities Agreement by entering into the Third Amended and Restated Project Facilities Agreement (the “Project Facilities Agreement” or “PFA”). On December 28, 2012, the Borrowing Group entered into the Second Amendment Agreement in respect of the Project Facilities Agreement, which changed the frequency of amortization payments from every six months to every three months.

The Project Facilities Agreement includes a term loan with respect to the Pacific Bora, a term loan with respect to the Pacific Mistral, a term loan with respect to the Pacific Scirocco and a term loan with respect to the Pacific Santa Ana (each, a “Term Loan” and, collectively, the “Term Loans” or the “Term Loan Facility”). Each Term Loan consists of three tranches: one provided by a syndicate of ten commercial banks (the “Commercial Tranche”), one provided by the Ministry of Trade and Industry of the Norwegian government (and guaranteed by the Norwegian Guarantee Institute for Export Credits) (the “GIEK Tranche”) and one provided by The Export-Import Bank of Korea (the “KEXIM Tranche”).

In November 2010, we borrowed $450 million under the Bora Term Loan. During 2011, we borrowed $450 million, $375 million and $450 million under the Mistral Term Loan, the Scirocco Term Loan and the Santa Ana Term Loan, respectively. Under the Scirocco Term Loan, $75 million of the aggregated amount available was cancelled, resulting in our collective final borrowings equaling $1.725 billion under the Project Facilities Agreement.

Borrowings under the Term Loans bear interest at the London Interbank Offered Rate (“LIBOR”) plus an applicable margin. Prior to the effective date of the first drilling contract in respect of a Borrower’s drillship, the applicable margin under the relevant Term Loan is 4% per annum. Subsequent to the effective date of the first drilling contract in respect of such Borrower’s drillship and until 12 months after delivery of all four drillships, the applicable margin is 3.5% per annum. Subsequent to 12 months after the delivery of all four drillships, the applicable margin is based on the Borrowing Group’s historical debt service coverage ratio. If the ratio is not greater than 125%, the applicable margin is 3.5% per annum. If the ratio is greater than 125%, the applicable margin is 3% per annum. Interest is payable every three months.

During the years ended December 31, 2012, 2011 and 2010, we incurred $64.4 million, $57.2 million and $12.6 million of interest expense on the Term Loans of which $8.7 million, $51.5 million and $12.6 million was recorded to property and equipment as capitalized interest, respectively.

The Commercial Tranche under the Term Loan Facility matures on October 31, 2015, and the GIEK Tranche and the KEXIM Tranche each mature on October 31, 2019. Each Term Loan requires a residual debt payment of $200 million at maturity of the Commercial Tranche. The GIEK Tranche and the KEXIM Tranche each contain put options exercisable if the Commercial Tranche is not refinanced on terms acceptable to GIEK and/or KEXIM, respectively. If the GIEK Tranche put option or the KEXIM Tranche put option is exercised, each Borrower must prepay, in full, the portion of all outstanding loans that relate to the GIEK Tranche and/or the KEXIM Tranche, as applicable, on the maturity date of the Commercial Tranche, without any premium, penalty or fees of any kind.

Borrowings under the Commercial Tranche may be prepaid in whole or in part with a 1% penalty on the amount prepaid if such prepayment takes place within one year after the delivery of the fourth drillship, and no penalty thereafter. Borrowings under the GIEK Tranche and the KEXIM Tranche may be prepaid in whole or in part with a 0.5% penalty.

With respect to the term loans relating to the Pacific Bora, the Pacific Mistral, the Pacific Scirocco and the Pacific Santa Ana, we are required to make amortization payments of $12.5 million, $15.6 million, $10.9 million and $15.6 million, respectively, every three months, commencing in January 2013, with the residual debt payment of $200 million each due in October 2015.

The indebtedness under the Project Facilities Agreement is guaranteed by the Guarantor. The obligations of the Borrowers under the Term Loan Facility are joint and several. The Project Facilities Agreement is secured by several collateral components, which are usual and customary for such financings. The security provided to the lenders is cross-collateralized across all Term Loans and comprises assignments of refund guarantees, shipbuilding contracts and insurances, a first preferred mortgage over each Borrower’s drillship and other types of collateral.

The Project Facilities Agreement requires compliance with certain affirmative and negative covenants that are customary for such financings. These include, but are not limited to, restrictions on (i) the ability of each of the Borrowers to pay dividends to its shareholder or sell assets and (ii) the ability of the Borrowing Group to incur additional indebtedness or liens, make investments or transact with affiliates (except for certain specified exceptions). The Borrowers are restricted in their ability to transfer their net assets to the Guarantor, whether in the form of dividends, loans or advances. As of December 31, 2012 and December 31, 2011, the Borrowing Group held $1.7 billion and $1.5 billion of restricted net assets, respectively.

The Guarantor (through the Borrowing Group) is also required to (i) enter into and maintain drilling contracts for each drillship (except as permitted pursuant to an executed waiver letter), (ii) maintain cash account balances reserved for debt service payments, (iii) maintain Guarantor liquidity and (iv) maintain contributed equity above certain levels and to meet a required level of collateral maintenance whereby the aggregate appraised collateral value must not be less than a certain percentage of the total outstanding balances and commitments under the Project Facilities Agreement.

The Project Facilities Agreement also requires compliance by the Guarantor with the following financial covenants: (i) a projected (looking forward over the following twelve months) debt service coverage ratio of at least 1.1x through June 30, 2012 and 1.2x thereafter; (ii) a historical (looking back over the preceding twelve months) debt service coverage ratio of at least 1.1x through December 31, 2013 and 1.2x thereafter; (iii) a maximum leverage ratio of 65% and (iv) a minimum liquidity of $50 million (held in a restricted and pledged account with the Security Trustee) after the delivery of all four drillships.

Each Borrower is also required under the Project Facilities Agreement to hedge 75% of outstanding and available balances against floating interest rate exposure.

The Project Facilities Agreement contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, borrowings under the Project Facilities Agreement are subject to acceleration.

2015 Senior Unsecured Bonds

In February 2012, we completed a private placement of 8.25% senior unsecured U.S. dollar denominated bonds due 2015 (the “2015 Senior Unsecured Bonds”) in aggregate principal amount of $300 million to eligible purchasers. The bonds bear interest at 8.25% per annum, payable semiannually on February 23 and August 23, and mature on February 23, 2015.

The 2015 Senior Unsecured Bonds are general unsecured, senior obligations that rank: (i) senior in right of payment to all of the Company’s subordinated indebtedness, if any; (ii) pari passu in right of payment with any of the Company’s existing and future unsecured indebtedness that is not by its terms subordinated to the 2015 Senior Unsecured Bonds; (iii) effectively junior to the Company’s existing and future senior debt facilities (including the Project Facilities Agreement, the Temporary Import Bond Facilities (as defined below), any future customary senior secured debt facilities provided by banks and/or financial institutions and any future first priority senior secured bond financing obtained to finance our fleet, including any refinancing, amendments or replacements of the debt facilities).

The Company may acquire 2015 Senior Unsecured Bonds in the open market, or otherwise, at any time without restriction. Within 60 days after notification of a specified change in control event, each bondholder has the right to exercise an early repayment option at a price equal to 101% of par, plus accrued interest.

During the year ended December 31, 2012, we incurred $21.1 million in interest expense on the 2015 Senior Unsecured Bonds of which $17.0 million was recorded to property and equipment as capitalized interest, respectively. We did not incur interest expense on the 2015 Senior Unsecured Bonds during the years ended December 31, 2011 and 2010.

The 2015 Senior Unsecured Bonds contain provisions that limit, with certain exceptions, the ability of the Company and our subsidiaries to (i) merge or demerge, (ii) dispose of assets, (iii) incur financial indebtedness and (iv) pay dividends exceeding 50% of consolidated net income for the preceding fiscal year. The 2015 Senior Unsecured Bonds also require compliance with financial covenants including (i) a minimum equity ratio of 35%, (ii) a minimum liquidity of $25 million and (iii) a leverage restriction limiting the outstanding secured and unsecured borrowings on a consolidated basis (excluding Temporary Import Bond Facilities) to an average of $475 million per drillship. The 2015 Senior Unsecured Bonds contain events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, borrowings under the 2015 Senior Unsecured Bonds are subject to acceleration.

2017 Senior Secured Notes

In November 2012, Pacific Drilling V Limited (the “Issuer”), an indirect, wholly-owned subsidiary of Pacific Drilling S.A. (the “Parent”), completed a private placement of $500 million (the “2017 Senior Secured Notes”) in aggregate principal amount of 7.25% senior secured U.S. dollar denominated notes due 2017 to eligible purchasers. The 2017 Senior Secured Notes are fully and unconditionally guaranteed by Pacific Drilling S.A. on a senior unsecured basis. The 2017 Senior Secured Notes constitute a new series of debt securities under an indenture dated as of November 28, 2012 (the “Indenture”), among the Issuer, the Parent and each subsidiary guarantor from time to time party thereto, as guarantors, and Deutsche Bank Trust Company Americas, as Trustee (in such capacity, the “Trustee”) and Collateral Agent (in such capacity, the “Collateral Agent”).

The 2017 Senior Secured Notes were sold at 99.483% of par. The Notes bear interest at 7.25% per annum, payable semiannually on June 1 and December 1, commencing on June 1, 2013, and mature on December 1, 2017.

As of December 31, 2012, the Issuer has no subsidiaries. Any future subsidiary of the Issuer that holds or will hold the Pacific Khamsin or certain related assets, or is or becomes party to a drilling contract in respect of the Pacific Khamsin, will guarantee the notes on a senior secured basis. None of Pacific Drilling S.A.’s other subsidiaries will be guarantors of the 2017 Senior Secured Notes. The 2017 Senior Secured Notes and the note guarantees will be the Issuer’s and each guarantor subsidiary’s senior obligation, respectively, and will rank equal in right of payment to all existing and future senior indebtedness of the Issuer and such guarantor, respectively, and will rank senior in right of payment to all existing and future subordinated indebtedness of the Issuer and such guarantor, respectively.

Prior to the delivery of the Pacific Khamsin, the 2017 Senior Secured Notes will be secured by a first-priority security interest (subject to certain exceptions) in substantially all of the assets of the Issuer, including the Issuer’s rights under the construction contract and the refund guarantee for the Pacific Khamsin , and by a pledge of the capital stock of the Issuer. Upon delivery of the Pacific Khamsin, the 2017 Senior Secured Notes will also be secured by a first-priority security interest (subject to exceptions) in the Pacific Khamsin, and substantially all of the other assets of the Issuer, including an assignment of earnings and insurance proceeds related to the Pacific Khamsin.

On or after December 1, 2015, the Issuer has the option to redeem the 2017 Senior Secured Notes, in whole or in part, at one time or from time to time, at the redemption prices plus accrued and unpaid interests and additional amounts, if any, as specified in the Indenture. Prior to December 1, 2015, the Issuer may redeem all or any portion of the Notes at a redemption price equal to 100% of the principal amount of the outstanding notes plus accrued and unpaid interest and additional amounts, if any, to the redemption date, plus a “make-whole” premium. In addition, prior to December 1, 2015, the Issuer may, at its option, on one or more occasions redeem up to 35% of the aggregate original principal amount of the Notes (including any additional Notes) with the net cash proceeds from certain equity offerings of the Parent at a redemption price of 107.250% of the principal amount of the outstanding notes plus accrued and unpaid interest and additional amounts, if any, to the redemption date. The Issuer may also, prior to December 1, 2015, redeem up to 10% of the original aggregate principal amount of the Notes in any 12 month period at a redemption price equal to 103% of the aggregate principal amount thereof plus accrued and unpaid interest and additional amounts, if any, to the redemption date.

During the year ended December 31, 2012, we incurred and capitalized interest expense of $3.4 million on the 2017 Senior Secured Notes. We did not incur interest expense on the 2017 Senior Secured Notes during the years ended December 31, 2011 and 2010.

The 2017 Senior Secured Notes contain provisions that limit, with certain exceptions, the ability of Pacific Drilling S.A., the Issuer and Pacific Drilling S.A.’s other restricted subsidiaries to (i) pay dividends, purchase or redeem Pacific Drilling S.A.’s capital stock or subordinated indebtedness of the Issuer or any guarantor or make other restricted payments, (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens and (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business, (vii) transfer or sell the Pacific Khamsin and other related assets and (vii) merge or demerge. As of December 31, 2012 and 2011, the Issuer held $0 of restricted net assets, respectively.

Temporary Import Bond Facilities

As part of the standard Nigerian importation requirements for equipment, we are required to either import the vessel into Nigeria on a permanent basis and pay import duties or apply for a Temporary Importation (“TI”) permit and put up a bond for the value of the import duties instead. On July 13, 2011, we entered into a temporary Standby Letter of Credit (“SBLC”) facility with Citibank, N.A. to support a TI bond for the Pacific Bora as required in Nigeria (the “Bora TI Bond”). On December 6, 2011, we entered into separate temporary SBLC facilities with each of Citibank, N.A. and Standard Charter Bank to support a TI bond for the Pacific Scirocco as required in Nigeria (collectively, the “Scirocco TI Bond” and, together with the Bora TI Bond, the “TI Bonds”).

Under the SBLC facility for the Pacific Bora, Citibank, N.A., as issuing bank, issued a letter of credit for the benefit of Citibank Nigeria denominated in the Nigerian currency, Naira, in the amount of approximately $99.8 million. This letter of credit provided credit support for the Bora TI Bond that was issued by Citibank Nigeria in favor of the Government of Nigeria Customs Service for the Pacific Bora.

Under the temporary SBLC facilities for the Pacific Scirocco, Citibank, N.A. and Standard Charter Bank, as issuing banks, each issued a letter of credit for the benefit of Citibank Nigeria and Standard Charter Bank Nigeria, respectively, denominated in Naira in the collective amount of approximately $109.5 million. These letters of credit provided credit support for the Scirocco TI Bond that was issued by Citibank Nigeria and Standard Charter Bank Nigeria, respectively, in favor of the Government of Nigeria Customs Service for the Pacific Scirocco.

On April 19, 2012, the temporary SBLC facilities for the Pacific Bora and the Pacific Scirocco were each replaced by a Letter of Credit Facility and Guaranty Agreement. Under the Letter of Credit Facility and Guaranty Agreement for the Bora TI Bond (the “Bora TI Facility”), Citibank, N.A., as administrative agent, issuing bank and arranger, has issued a letter of credit for the benefit of Citibank Nigeria in the amount of 14,884,342,426 Naira or approximately $94.5 million as of April 19, 2012. This letter of credit provides credit support for the Bora TI Bond that was issued by Citibank Nigeria in favor of the Government of Nigeria Customs Service for the Pacific Bora.

Under the Letter of Credit Facility and Guaranty Agreement for the Scirocco TI Bond (the “Scirocco TI Facility,” and, together with the Bora TI Facility, the “TI Facilities”), Citibank, N.A., as administrative agent, issuing bank and arranger, has issued letters of credit for the benefit of Citibank Nigeria and Standard Charter Bank Nigeria in the collective amount of 17,280,837,923 Naira or approximately $109.7 million as of April 19, 2012. These letters of credit provide credit support for the TI bonds that were issued by Citibank Nigeria and Standard Charter Bank Nigeria, respectively, in favor of the Government of Nigeria Customs Service for the Pacific Scirocco.

Each letter of credit issued pursuant to the Bora TI Facility and Scirocco TI Facility will expire after a one-year period and will be renewable for up to two additional one-year terms based on the initial contract term of each vessel. In connection with the placement of the Bora TI Facility and the Scirocco TI Facility, our restricted cash deposit obligations were lowered from $50 million and $99 million under the former SBLC facilities to $10.7 million and $12.3 million, respectively, resulting in a release of approximately $126 million of cash collateral. The restricted cash balance required is subject to fluctuations in the U.S. dollar to Naira currency exchange rates.

The TI Facilities require the Company to pay fees, in addition to customary fronting fees, calculated based on outstanding balances of the TI Bonds and each outstanding letter of credit. Fees on the TI Facilities are primarily based on 2.5% of the U.S. dollar equivalent of outstanding balances of the Bora TI Facility and the Scirocco TI Facility. During the years ended December 31, 2012 and 2011, we incurred $5.5 million and $0.7 million, respectively, in interest expense on the TI Facilities.

Maturities of Long-Term Debt

For purposes of preparing our scheduled maturities of debt, borrowings under the GIEK Tranche and the KEXIM Tranche are presented assuming an exercise of the option by GIEK and KEXIM to accelerate the maturity date to October 31, 2015. Maturities of long-term debt for each of the five years ending after December 31, 2012 are as follows:

(In thousands)
Twelve months ended December 31,
2013	$218,750
2014	218,750
2015	1,318,750
2016	—
2017	500,000

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash	Note 6—Restricted Cash Restricted cash consists primarily of bank accounts held with financial institutions as security for the Project Facilities Agreement and the Temporary Import Bond Facilities.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 7—Income Taxes

Pacific Drilling S.A., a holding company and Luxembourg resident, is subject to Luxembourg corporate income tax and municipal business tax at a combined rate of 28.8 percent. Qualifying dividend income and capital gains on the sale of qualifying investments in subsidiaries are exempt from Luxembourg corporate income tax and municipal business tax. Consequently, Pacific Drilling S.A. expects dividends from its subsidiaries and capital gains from sales of investments in its subsidiaries to be exempt from Luxembourg corporate income tax and municipal business tax.

Income taxes have been provided based on the laws and rates in effect in the countries in which our operations are conducted or in which our subsidiaries are considered residents for income tax purposes. Our income tax expense or benefit arises from our mix of pretax earnings or losses, respectively, in the international tax jurisdictions in which we operate. Because the countries in which we operate have different statutory tax rates and tax regimes with respect to one another, there is no expected relationship between the provision for income taxes and our income or loss before income taxes.

Income / (loss) before income taxes consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(In thousands)
Luxembourg	$(24,451)	$(1,281)	$—
United States	(444)	(2,753)	498
Other Jurisdictions	80,597	4,331	36,752

Total	$55,702	$297	$37,250

The components of income tax (provision) / benefit consisted of the following:

	Years ended December 31,
	2012	2011
	(In thousands)
Current income tax expense:
Luxembourg	$(535)	$—	$—
United States	(4,404)	(164)	(301)
Other Foreign	(20,540)	(6,205)	(21)

Total current	$(25,479)	$(6,369)	$(322)
Deferred tax benefit:
Luxembourg	$32	$—	$—
United States	4,646	782	344
Other Foreign	(912)	2,387	27

Total deferred	$3,766	$3,169	$371
Income tax (expense) benefit	$(21,713)	$(3,200)	$49

A reconciliation between the Luxembourg statutory rate of 28.8 percent and Liberian statutory rate of zero percent and our effective tax rate is as follows:

	Years ended December 31,
	2012	2011	2010
Statutory rate	28.8%	28.8%	—
Effect of tax rates different than the Luxembourg statutory tax rate	6.8%	108.5%	(0.1)%
Change in valuation allowance	3.4%	934.1%	—
Adjustments related to prior years	—	6.0%	—

Effective tax rate	39.0%	1,077.4%	(0.1)%

The components of deferred tax assets and liabilities consist of the following:

	December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$4,671	$2,547
Accrued payroll expenses	4,644	2,175
Deferred revenue	5,592	2,410
Other	23	18

Deferred tax assets	14,930	7,150
Less: valuation allowance	(4,476)	(2,547)

Total deferred tax assets	$10,454	$4,603
Deferred tax liabilities:
Depreciation and amortization	$(1,125)	$(1,063)
Deferred expenses	(2,024)	—

Total deferred tax liabilities	$(3,149)	$(1,063)

Net deferred tax assets	$7,305	$3,540

As of December 31, 2012 and 2011, the Company had gross deferred tax assets of $4.7 million and $2.5 million related to loss carry forwards in various worldwide tax jurisdictions. The majority of the loss carry forwards have no expiration.

A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2012 and 2011, the valuation allowance for deferred tax assets was $4.5 million and $2.5 million, respectively. The increase in our valuation allowance primarily resulted from losses incurred in Nigeria and Brazil during the year ended December 31, 2012, for which we believe it is more likely than not that a tax benefit will not be realized.

We consider the earnings of certain of our subsidiaries to be indefinitely reinvested. As such, we have not provided for taxes on these unremitted earnings. Should we make a distribution from the unremitted earnings of these subsidiaries, we would be subject to taxes payable to various jurisdictions. At December 31, 2012, the amount of indefinitely reinvested earnings was approximately $29 million. If all of these indefinitely reinvested earnings were distributed, we would be subject to estimated taxes of approximately $0.4 million.

We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. As of December 31, 2012 and 2011, we have not accrued any liabilities with respect to uncertain tax positions. We will recognize interest and penalties related to uncertain tax positions in income tax expense.

Pacific Drilling is subject to taxation in various U.S., foreign, and state jurisdictions in which it conducts business. Tax years as early as 2009 remain subject to examination. As of December 31, 2012, Pacific Drilling’s only ongoing tax audit is in Nigeria and relates to the 2011 tax year. The audit recently commenced and no issues have been raised to date. There are no other known pending tax audits.

Related-Party Loan	12 Months Ended
Dec. 31, 2012
Related-Party Loan

Note 8—Related-Party Loan

The related-party loan was provided by Winter Finance Limited (“Winter Finance”), a subsidiary of the Quantum Pacific Group. In November 2010, the Company made a $69.4 million related-party loan payment in conjunction and compliance with the first utilization under the Bora Term Loan and $655 million of the related-party loan was converted into equity. On December 31, 2010, all outstanding related–party loan principal and accrued interest, in the amount of $892.6 million, was converted into equity in Pacific Drilling Limited. During the year ended December 31, 2011, Pacific Drilling borrowed $142.2 million. On March 23, 2011, all outstanding related–party loan principal and accrued interest, in the amount of $142.8 million, was converted into equity of Pacific Drilling Limited. Following the conversion, the Intercompany Loan Agreement was terminated.

Borrowings under the intercompany revolving loan agreement accrued interest at the rate of six percent per annum. During the years ended December 31, 2011 and 2010, Pacific Drilling incurred and capitalized interest expense of $0.6 million and $60.1 million, respectively, on the related-party loan as a cost of property and equipment.

Shareholder's Equity	12 Months Ended
Dec. 31, 2012
Shareholder's Equity

Note 9—Shareholder’s Equity

As of December 31, 2009, the common stock of Pacific Drilling Limited consisted of 805,000 shares of authorized and issued common stock with $0.001 par value.

On November 29, 2010, $655 million of the related-party loan from Winter Finance was assigned to Quantum. The related-party loan was then converted to equity in Pacific Drilling, in the form of additional paid in capital by means of it being contributed, by Quantum, as an additional capital contribution for the common stock held by it as sole shareholder of the Company.

On December 10, 2010, the Board of Pacific Drilling Limited authorized and approved an amendment and restatement of its Articles of Incorporation, to increase the authorized number of shares of common stock, no par value per share, to 2,000,000 shares of common stock.

On December 31, 2010, Quantum was assigned all outstanding principal and accrued interest of the related-party loan from Winter Finance, which was then converted to equity, in the amount of $892.6 million, in Pacific Drilling in exchange for the issuance of 1,115,761 shares of common stock.

On March 11, 2011, Pacific Drilling S.A. was incorporated under the form of a société anonyme governed by the laws of the Grand Duchy of Luxembourg with a share capital of $50,000 represented by 50,000 common shares, no par value.

On March 23, 2011, Quantum Pacific Group was assigned all outstanding principal and accrued interest of the related-party loan in the amount of $142.8 million, which was then converted to equity in the Company by means of it being contributed as additional consideration for the existing shares held by it as sole shareholder of the Company.

On March 30, 2011, the Company assigned its interests in TPDI’s equity, promissory notes to Joint Venture and accrued interest on promissory notes from Joint Venture to a subsidiary of the Quantum Pacific Group. The assignment was recorded and presented as a dividend in-kind within our consolidated financial statements.

Additionally, on March 30, 2011, the Board of Pacific Drilling S.A. resolved to split the 50,000 incorporation common shares into 5,000,000 common shares, no par value. The Board also resolved for Quantum Pacific (Gibraltar) Limited to become the indirect sole shareholder of all issued Pacific Drilling Limited common shares in exchange for the issuance of 145,000,000 common shares of Pacific Drilling S.A. Further, on March 30, 2011, the shareholder held a general meeting to approve amending the Company’s Articles to authorize the Board of Directors, for a period of five years, to issue up to $50,000,000 of share capital (inclusive of current share capital of the Company).

On April 5, 2011, Pacific Drilling completed a private placement of 60,000,000 common shares for net proceeds of approximately $575.5 million, $0.01 par value.

In November 2011, the Company completed an initial public offering of 6,000,000 common shares. In December 2011, the underwriters purchased an additional 900,000 common shares pursuant to the full exercise of an over-allotment option. The initial public offering resulted in net proceeds of approximately $50.3 million.

In December 2011, the Company also issued 7,200,000 common shares to one of our wholly-owned subsidiaries, which represents 3.3% of our outstanding common shares. These common shares are held in treasury for purposes of administering our Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan.

As of December 31, 2012, the Company’s share capital consisted of 5,000,000,000 common shares authorized, 224,100,000 common shares issued and 216,902,000 common shares outstanding of which approximately 69.2% is held by Quantum Pacific (Gibraltar) Limited.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

Note 10—Share-Based Compensation

During the years ended December 31, 2012, 2011 and 2010, compensation expense recognized related to share-based arrangement grants totaled $5.3 million, $4.5 million and $0.1 million, respectively, and is recorded in general and administrative expenses in our consolidated statements of operations.

2009 Stock Plan

On April 24, 2009, the Board of our Predecessor approved the creation of the Pacific Drilling Limited 2009 Omnibus Stock Incentive Plan (the “2009 Stock Plan”), which provided for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units, and other equity based or equity related awards to directors, officers, employees and consultants of Pacific Drilling. The Board also authorized the issuance of 6,684 common stock options to certain executives and employees at a per share exercise price of $1,000, which the Board determined at issuance to be the fair market value of a share of our Predecessor’s common stock. The options issued in 2009 had a contractual term of 10 years and were scheduled to vest 50%, 25% and 25% on March 31, 2011, 2012 and 2013, respectively.

On December 21, 2010, the Board authorized the issuance of 12,577 common stock options to certain executives and employees at a per share exercise price of $800, which the Board determined at issuance to be the fair market value of a share of our Predecessor’s common stock. The options issued in 2010 had a contractual term of 10 years and were scheduled to vest 25% annually on March 31, 2011, 2012, 2013 and 2014.

Pursuant to the terms of the options granted, our Predecessor could elect to settle the stock options upon exercise in cash instead of issuing shares of our common stock. The Company anticipated settling any of the 2010 and 2009 stock options in cash. As such, the stock options were accounted for as liability awards at fair value.

2011 Stock Plan

Stock Options

On March 31, 2011, as part of the Restructuring, the Company cancelled the 2009 Stock Plan. Further, the Board approved the creation of the Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan (the “2011 Stock Plan”), which provides for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units and other equity based or equity related awards to directors, officers, employees and consultants. The Board also resolved that 7.2 million common shares of Pacific Drilling S.A. be reserved and authorized for issuance pursuant to the terms of the 2011 Stock Plan.

In conjunction with the Restructuring and cancellation of stock option grants under the 2009 Stock Plan, the Company issued 1,471,601 common stock options in Pacific Drilling S.A. as a replacement of the 2010 and 2009 stock options. The replacement awards were recorded as a modification of an existing award. As exercises of replacement awards will be settled in common shares, the $2.3 million liability for stock options issued under the 2009 Stock Plan on the date of modification was extinguished and the balance reclassified to additional paid-in capital. Additionally, on March 31, 2011, the Company granted 1,329,710 common stock options to certain executives and employees pursuant to the 2011 Stock Plan.

The 2009 replacement option grants vest 50%, 25% and 25% on March 31, 2011, 2012, and 2013, respectively. The 2010 replacement option grants and the 2011 option grants vest 25% annually over four years commencing on March 31, 2011 and March 31, 2012, respectively. The 2009 replacement option grants, 2010 replacement option grants and the 2011 option grants were issued at an exercise price of $10.00 and have a 10 year contractual term.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model utilizing the assumptions noted in the table below. Expected volatility is based on implied volatilities from the expected volatility of a representative group of our publicly listed industry peer group as the historical volatility of the Company does not provide a reasonable basis for estimating volatility. The expected terms of the options is calculated using the simplified method as the historical option exercise experience of the Company does not provide a reasonable basis for estimating expected term. The risk free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

The fair value of the 2011, 2010 and 2009 stock option grants as of March 31, 2011, the date of modification and grant, was calculated using the following assumptions:

	2011 stock options	2010 stock options	2009 stock options
Expected volatility	52%	53%	53%
Expected term (in years)	6.25	6.00	5.75
Expected dividends	—	—	—
Risk-free interest rate	2.65%	2.57%	2.49%

On March 31, 2012, the Company granted 1,294,840 common stock options to certain members of our Board of Directors, executives and employees pursuant to the 2011 Stock Plan. The 2012 option grants vest 25% annually over four years. The 2012 option grants were issued at an exercise price of $10.12 and have a 10 year contractual term.

The fair value of the 2012 stock option grants as of March 31, 2012, the date of grant, was calculated using the following assumptions:

2012 stock options
Expected volatility	48.5%
Expected term (in years)	6.25
Expected dividends	—
Risk-free interest rate	1.40%

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2012 is as follows:

	Number of shares under option	Weighted-average exercise price (per share)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding—January 1, 2012	2,788,596	$10.00
Granted	1,294,840	10.12
Exercised	—	—
Cancelled	—	—
Forfeited or expired	(107,798)	10.00

Outstanding—December 31, 2012	3,975,638	$10.04	8.1	—
Exercisable—December 31, 2012	1,121,429	$10.00	7.3	—

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012 and 2011 was $4.85 and $5.24. There were no options exercised during the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012, total compensation costs related to nonvested option awards not yet recognized is $10.6 million and is expected to be recognized over 2.5 years.

Restricted Stock Units

On November 2, 2011, we granted awards of 12,000 restricted stock units with a grant date fair value of $8.54 under the 2011 Plan to certain members of our Board of Directors. On March 31, 2012, the Company also granted 297,180 restricted stock units to certain members of our Board of Directors, executives and employees pursuant to the 2011 Stock Plan. These restricted stock units will be settled in shares of our stock and will generally vest over a period of four years.

A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2012 is as follows:

	Number of restricted stock units	Weighted-average grant-date fair value (per share)
Nonvested—January 1, 2012	12,000	$8.54
Granted	297,180	10.12
Vested	(2,000)	8.54
Forfeited	(17,492)	10.12

Nonvested—December 31, 2012	289,688	$10.07

As of December 31, 2012, total compensation costs related to nonvested restricted stock units not yet recognized is $2.4 million and is expected to be recognized over a weighted average period of 3.2 years.

Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives

Note 11—Derivatives

We are currently exposed to market risk from changes in interest rates. From time to time, we may enter into a variety of derivative financial instruments in connection with the management of our exposure to fluctuations in interest rates and to meet our debt covenant requirements. We do not enter into derivative transactions for speculative purposes; however, for accounting purposes, certain transactions may not meet the criteria for hedge accounting.

During 2011, we entered into four interest rate swaps to reduce the variability of future cash flows in the interest payments for the variable-rate debt under the Project Facilities Agreement. We designated the interest rate swaps as cash flow hedges for accounting purposes. The interest rate swaps pay a fixed rate of interest and receive LIBOR. The fixed interest rate swap rates are 1.83%, 1.87%, 1.6% and 2.39% for the Bora Term Loan, Scirocco Term Loan, Mistral Term Loan and Santa Ana Term Loan, respectively. As of December 31, 2012, the notional amounts of the Bora, Scirocco, Mistral and Santa Ana interest rate swaps were $350.0 million, $316.7 million, $331.3 million and $387.5 million, respectively. The notional amounts of the interest rate swaps amortize quarterly and will expire on October 31, 2015.

On December 28, 2012, management de-designated a portion of the Bora, Scirocco, Mistral and Santa Ana interest rate swaps from hedge accounting due to the change in payment frequency of principal payments resulting from the Second Amendment Agreement to the Project Facilities Agreement. Subsequent to de-designation, we account for the de-designated portion of the interest rate swaps on a mark-to-market basis, with both realized and unrealized gains and losses on the de-designated portion recorded currently in earnings in interest expense in the Consolidated Statements of Operations. As a result of the de-designation, $2.8 million of accumulated other comprehensive income associated with the de-designated portion of the interest rate swap was reclassified into interest expense.

The table below provides data about the fair values of derivatives that are designated as hedge instruments as of December 31, 2012 and 2011:

Derivatives designated as hedging instruments	Derivative liabilities Balance sheet location	December 31,
		2012	2011
		(In thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$17,017	$20,466
Long-term—Interest rate swaps	Other long-term liabilities	$27,437	$30,769

Total		$44,454	$51,235

As of December 31, 2012, the estimated amount of net losses associated with derivative instruments that would be reclassified to earnings during the next twelve months is $18.5 million.

The table below provides data about the fair values of derivatives that are not designated as hedge instruments as of December 31, 2012 and 2011:

Derivatives not designated as hedging instruments	Derivative liabilities Balance sheet location	December 31,
		2012	2011
		(In thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$978	$—
Long-term—Interest rate swaps	Other long-term liabilities	$1,574	$—

Total		$2,552	$—

The following table summarizes the cash flow hedge gains and losses for the years ended December 31, 2012, 2011 and 2010:

Derivatives in cash flow hedging relationships	Amount of income (loss) recognized in equity for the year ended December 31,			Amount of loss reclassified from accumulated OCI into income for the year ended December 31,			Amount recognized in income (ineffective portion and amount excluded from effectiveness testing) for the year ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(In thousands)
Interest rate swaps	$1,868	$(60,284)	$—	$24,419	$1,802	$—	$—	$—	$—

For the de-designated portion of the interest rate swaps not in a cash flow hedge relationship, gains and losses recorded from December 28, 2012 to December 31, 2012 were immaterial.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

Note 12—Fair Value Measurements

We have estimated fair value by using appropriate valuation methodologies and information available to management as of December 31, 2012 and 2011. Considerable judgment is required in developing these estimates, and accordingly, estimated values may differ from actual results.

The estimated fair value of accounts receivable, accounts payable and accrued expenses approximates their carrying value due to their short-term nature. Additionally, the estimated fair value of current and noncurrent restricted cash approximates its carrying value as it consists of cash and cash equivalent balances. The estimated fair value of our Project Facilities Agreement debt approximates carrying value because the variable rates approximate current market rates. As of December 31, 2012, we estimated the fair value of our 2015 Senior Unsecured Bonds and our 2017 Senior Secured Notes to be approximately $308.9 million and $512.5 million compared to their carrying value of $300.0 million and $497.5 million. We estimate the fair values of our variable-rate and fixed-rate debts using significant other observable inputs, which represent Level 2 fair value measurements.

The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2012
		Fair value measurements using
	Carrying value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$47,006	—	47,006	—

	December 31, 2011
		Fair value measurements using
	Carrying value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$51,235	—	51,235	—

We use an income approach to value assets and liabilities for outstanding interest rate swaps. These contracts are valued using a discounted cash flow model that calculates the present value of future cash flows under the terms of the contracts using market information as of the reporting date, such as prevailing interest rates. The determination of the fair values above incorporates various factors, including the impact of the counterparty’s non-performance risk with respect to the Company’s financial assets and the Company’s non-performance risk with respect to the Company’s financial liabilities. The Company has not elected to offset the fair value amounts recognized for multiple derivative instruments executed with the same counterparty, but report them gross on its consolidated balance sheets.

Refer to Note 11 for further discussion of the Company’s use of derivative instruments and their fair values.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note 13—Commitments and Contingencies

Operating Leases—The Company leases office space in countries it operates. The future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year are as follows:

(In thousands)
Years ending December 31,
2013	$1,041
2014	1,057
2015	751
2016	738
2017	757
Thereafter	2,375

Total future minimum lease payments	$6,719

During the years ended December 31, 2012, 2011 and 2010, rent expense was $1.7 million, $1.1 million and $0.6 million, respectively.

Commitments—As of December 31, 2012 and 2011, Pacific Drilling had no material commitments other than commitments related to deepwater drillship construction purchase commitments discussed in Note 3.

Contingencies—The Company may be the subject of certain claims and lawsuits occurring in the normal course of business. No pending or known threatened claims, actions or proceedings against us are expected to have a material adverse effect on our consolidated financial position, results of operations and cash flows.

On November 9, 2010, Pacific Drilling entered into a drilling contract for the Pacific Bora with a subsidiary of Chevron Corporation (“Chevron”). Under the contract terms, Chevron will reimburse Pacific Drilling for up to $30 million in capital upgrades. At the end of the contract, Pacific Drilling is obligated to refund a portion of these costs. The amount of refund is dependent upon the timing of the expiration of the drilling contract. If the contract ends on the initial primary term of three years, Pacific Drilling will refund Chevron 50% of the capital upgrades cost. For each year the contract is extended beyond the initial primary term, the amount refunded is reduced by 10%. As of December 31, 2012 and 2011, Pacific Drilling has recorded a liability of $15.6 million and $4.0 million, respectively, for costs of upgrades incurred and billed to Chevron. If the contract is extended, Pacific Drilling will record the resulting gain contingency to reimbursable revenues in future periods.

We maintain loss of hire insurance that becomes effective 45 days after an accident or major equipment failure covered by hull and machinery insurance, resulting in a downtime event and extends for 180 days. In the third quarter 2011, the Pacific Scirocco underwent repairs and upgrades to ensure engine reliability, which was a covered event under our loss of hire policy that resulted in the $23.7 million and $18.5 million of loss of hire insurance recovery recognized for the years ended December 31, 2012 and 2011.

Retirement Plan	12 Months Ended
Dec. 31, 2012
Retirement Plan

Note 14—Retirement Plan

Pacific Drilling sponsors a defined contribution retirement plan covering substantially all U.S. employees (the “U.S. Savings Plan”) and an international savings plan (the “International Savings Plan”). Under the U.S. Savings Plan, the Company matches 100% of employee contributions (limited to $17,000 or, for employees age 50 or over, $22,500) up to 6% of eligible compensation per participant. Under the International Savings Plan, we contribute 6% of base income (limited to $15,000 per participant). During the years ended December 31, 2012, 2011 and 2010, our total employer contributions to both plans amounted to $3.7 million, $2.8 million and $0.5 million, respectively.

Concentrations of Credit and Market Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Credit and Market Risk

Note 15—Concentrations of Credit and Market Risk

Financial instruments that potentially subject Pacific Drilling to credit risk are primarily cash equivalents and restricted cash. At times, cash equivalents may be in excess of FDIC insurance limits. Pacific Drilling has a concentration of customers in the offshore drilling industry, which exposes us to a concentration of credit risk within a single industry. This industry concentration has the potential to impact our overall exposure to market and credit risks as our customers could be affected by similar changes in economic, industry or other conditions. However, we believe that the credit risk posed by this industry concentration is largely offset by the creditworthiness of our customer base. During the years ended December 31, 2012, 2011 and 2010, the percentage revenues earned from our customers was as follows:

	Years ended December 31,
	2012	2011	2010
Chevron	45.0%	100.0%	—
Total	32.9%	—	—
Petrobras	22.1%	—	—

Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related-Party Transactions

Note 16—Related-Party Transactions

Prior to the Restructuring, we received funding in the form of a related-party loan as presented in our consolidated financial statements and described in Note 8 and Note 9. On December 31, 2010, the Quantum Pacific Group was assigned all outstanding principal and accrued interest of the loan from Winter Finance, which was then converted into 1,115,761 shares of Pacific Drilling. During the year ended December 31, 2011, we borrowed $142.2 million under the related-party loan. On March 23, 2011, all outstanding related–party loan principal and accrued interest, in the amount of $142.8 million, was converted into equity of Pacific Drilling Limited.

Prior to the TPDI Transfer, the Company entered into promissory note agreements with TPDI and Transocean to fund TPDI as presented in our consolidated financial statements and described in Note 4. The promissory notes accrued interest at LIBOR plus 2% per annum. As of December 31, 2012 and 2011, promissory notes to the Joint Venture and the accrued interest receivable on these promissory notes were $0. During the years ended December 31, 2012, 2011 and 2010, the Company recorded related-party interest income from the Joint Venture of $0, $0.5 million and $2.0 million on the promissory notes, respectively.

On March 30, 2011, we transferred our equity interest in TPDI, including promissory notes, to a subsidiary of the Quantum Pacific Group. We did not receive any consideration for the transfer. In connection with the TPDI Transfer, we entered into a management agreement pursuant to which we provided day-to-day oversight and management services with respect to the Quantum Pacific Group’s equity interest in TPDI for a fee of $4,000 per drillship per day, or $8,000 per day. On May 31, 2012, as a result of Quantum Pacific’s divestiture of their equity position in TPDI, this management agreement was terminated. During the years ended December 31, 2012, 2011 and 2010 management fee income of $1.2 million, $2.2 million and $0, respectively, was recorded in other income within our consolidated statements of operations.

The joint venture agreements relating to TPDI provided Quantum Pacific Group with a put option that allowed it to exchange its 50% interest in TPDI for shares of Transocean Ltd. or cash at a purchase price based on an appraisal of the fair value of the two vessels owned by TPDI, subject to various customary adjustments. In conjunction with the TPDI Transfer and a related amendment to the Original Project Facilities Agreement, a subsidiary of the Quantum Pacific Group provided the TPDI Put Option Guarantee. In consideration for the TPDI Put Option Guarantee, we agreed to pay the Quantum Pacific Group a fee of 0.25% per annum on the outstanding borrowings on the Project Facilities Agreement. During the years ended December 31, 2012, 2011 and 2010, guarantee fees of $1.3 million, $1.9 million and $0 were incurred of which $0.5 million, $1.5 million and $0 were recorded to property and equipment as capitalized interest costs, respectively. On April 24, 2012, the Quantum Pacific Group TPDI Put Option Guarantee was terminated and the Quantum Pacific Group was released from its obligations thereunder. In connection with the termination and release of the TPDI Put Option Guarantee, we were released from our obligation to pay the Quantum Pacific Group a fee of 0.25% per annum on the outstanding borrowings on the Project Facilities Agreement and the related agreement was terminated.

In February 2012, the Quantum Pacific Group purchased $40 million of the 2015 Senior Unsecured Bonds. Following their initial purchase, the Quantum Pacific Group sold the 2015 Senior Unsecured Bonds purchased to unrelated parties. See Note 5 for a description of the 2015 Senior Unsecured Bonds.

Segments and Geographic Areas	12 Months Ended
Dec. 31, 2012
Segments and Geographic Areas

Note 17—Segments and Geographic Areas

Pacific Drilling is engaged in offshore contract drilling operations in international locations, with the operation and management of our ultra-deepwater drillships. Our primary business is to contract our drillships, related equipment and work crews primarily on a dayrate basis. We specialize in technically demanding segments of the offshore drilling business with a focus on deepwater drilling services.

Although we operate in many geographic locations, there is a similarity of economic characteristics among all of our locations, including the nature of services provided and the type of customers. Our drillships are part of a single, global market for contract drilling services and can be redeployed globally due to changing demands. We intend to evaluate the performance of our operating segments based on revenues from external customers and operating profit by rig. The consolidation of our operating segments into one reportable segment is attributable to how we manage our business. The accounting policies of our operating segments are the same as those described in the summary of significant accounting policies (Note 2).

As of December 31, 2012, the Pacific Bora and the Pacific Scirocco were located offshore Nigeria, the Pacific Mistral was located offshore Brazil, the Pacific Santa Ana was located offshore the United States and the Pacific Khamsin, the Pacific Sharav and the Pacific Meltem were located offshore South Korea, where they are under construction by SHI.

During the years ended December 31, 2012, 2011 and 2010, the percentage revenues earned by geographic area as follows is based on drilling location:

	Years ended December 31,
	2012	2011	2010
Nigeria	63.6%	100.0%	—
Brazil	22.1%	—	—
Gulf of Mexico	14.3%	—	—

Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share

Note 18—Earnings per Share

On March 11, 2011, Pacific Drilling S.A. was formed by Quantum as a Luxembourg company with a share capital of 50,000 common shares. On March 30, 2011, the Board of Pacific Drilling S.A. resolved to split the 50,000 incorporation common shares into 5,000,000 common shares. Further, Pacific Drilling S.A. issued 145,000,000 common shares to Quantum Pacific (Gibraltar) Limited, a wholly-owned subsidiary of Quantum, to become the indirect shareholder of all issued Pacific Drilling Limited common shares.

In computing earnings per common share, the reported share and per share amounts for the years ended December 31, 2011 and 2010 has been retrospectively restated to reflect the Restructuring that occurred on March 30, 2011. The following reflects the income and the share data used in the basic and diluted earnings per share computations:

	Years Ended December 31,
	2012	2011		2010
	(in thousands, except share and per share information)
Numerator:
Net income (loss), basic and diluted	$33,989	$(2,903	) $	37,299
Denominator:
Weighted average number of common shares outstanding, basic	216,901,000	195,447,944		150,000,000
Effect of share-based compensation awards	2,159	—		—

Weighted average number of common shares outstanding, diluted	216,903,159	195,447,944		150,000,000
Earnings (loss) per share:
Basic	$0.16	$(0.01	) $	0.25
Diluted	$0.16	$(0.01	) $	0.25

For the years ended December 31, 2012 and 2011, the computation of diluted earnings per common share excludes shares of potentially dilutive common shares related to stock options and restricted stock units since the effect would have been anti-dilutive. For the year ended December 31, 2010, the computation of diluted earnings per common share excludes shares of potentially dilutive common shares related to stock options because the Company anticipated settling those stock options in cash.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

Note 19—Supplemental Cash Flow Information

During the years ended December 31, 2012 and 2011, we paid $70.9 million and $3.0 million of interest, net of amounts capitalized, respectively. During the year ended December 31, 2010, all amounts paid for interest were capitalized. During the years ended December 31, 2012, 2011 and 2010, we paid income taxes of $19.3 million, $0.5 million, and $0, respectively.

Capital expenditures in our consolidated statements of cash flows include the effect of changes in accrued capital expenditures, which are capital expenditures that were accrued but unpaid at period end. We have included these amounts in accounts payable, accrued expenses and accrued interest in our consolidated balance sheets as of December 31, 2012 and 2011. During the years ended December 31, 2012, 2011 and 2010, capital expenditures includes the decrease in accrued capital expenditures of $4.0 million and the increase in accrued capital expenditures of $1.3 million and $79.4 million in our consolidated statements of cash flows, respectively.

During the years ended December 31, 2012, 2011 and 2010, non-cash amortization of deferred financing costs and accretion of debt discount totaling $3.6 million, $13.2 million and $3.0 million, respectively, were capitalized to property and equipment. Accordingly, these amounts are excluded from capital expenditures in our consolidated statements of cash flows for the years ended December 31, 2012, 2011 and 2010.

Liquidity	12 Months Ended
Dec. 31, 2012
Liquidity

Note 20—Liquidity

Our liquidity requirements include funding ongoing working capital needs, repaying our outstanding indebtedness and anticipated capital expenditures, which largely comprise our progress payments for our ultra-deepwater drillship construction projects, and maintaining adequate cash reserves to compensate the effects of fluctuations in operating cash flows.

As of December 31, 2012, we have taken delivery of four of our ultra-deepwater drillships, all of which are operating under long-term drilling contracts. The Pacific Bora, the Pacific Scirocco, the Pacific Mistral and the Pacific Santa Ana commenced drilling operations on August 26, 2011, December 31, 2011, February 6, 2012 and May 4, 2012, respectively. Additionally, the Pacific Sharav entered into a five-year drilling contract in June 2012 and the Pacific Khamsin entered into a two-year drilling contract in November 2012.

Our ability to meet these liquidity requirements will depend in large part on our future operating and financial performance. Primary sources of funds for our short-term liquidity needs will be cash flow generated from operating and financing activities and available cash balances. Our liquidity fluctuates depending on a number of factors, including, among others, our revenue efficiency and the timing of collecting accounts receivable as well as amounts paid for operating costs. We believe that our cash on hand and cash flows generated from operating and financing activities will provide sufficient liquidity over the next twelve months to fund our working capital needs, amortization payments on our long-term debt and anticipated capital expenditures for the Company’s ultra-deepwater drillship construction projects.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

Note 21—Subsequent Events

In January 2013, we exercised our option and entered into an additional contract with SHI for the construction of our eighth drillship, which is expected to be delivered in the first quarter of 2015.

On February 19, 2013, Pacific Sharav S.à r.l. and Pacific Drilling VII Limited (collectively, the “Borrowers”), and Pacific Drilling S.A. (the “Guarantor”) (collectively, the “Borrowing Group”) entered into a senior secured credit facility agreement with a group of lenders to finance the construction, operation and other costs associated with the Pacific Sharav and the Pacific Meltem (the “Senior Secured Credit Facility Agreement” or “SSCF”).

The SSCF includes a term loan (the “SSCF Term Loan”) which consists of two tranches: (i) a tranche of $500.0 million provided by a syndicate of nine commercial banks (the “Commercial Tranche”) and (ii) a tranche of $500.0 million provided by Eksportkreditt Norge AS (and guaranteed by the Norwegian Guarantee Institute for Export Credits) (the “GIEK Tranche”). The SSCF Term Loan will become available upon the satisfaction of customary conditions precedent, as described therein.

Borrowings under the Commercial Tranche bear interest at the London Interbank Offered Rate (“LIBOR”) plus a margin of 3.5%. Borrowings under the GIEK Tranche bear interest, at the Borrower’s option, at (i) LIBOR plus a margin of 1.50% (which margin may be reset 60 months after the first borrowing under the SSCF Term Loan) or (ii) at a Commercial Interest Reference Rate (“CIRR”) of (a) 3.96% for borrowings relating to the Pacific Sharav and (b) 2.37% for borrowings relating to the Pacific Meltem. Borrowings under the GIEK Tranche will also be subject to a guarantee fee of 2.00% per annum (the “GIEK Premium”). Undrawn commitments for the SSCF Term Loan shall bear a fee equal to (i) in the case of the Commercial Tranche, 40% of the margin for such tranche and (ii) in the case of the GIEK Tranche, 40% of the applicable margin for such tranche and 40% of the GIEK Premium.

The Commercial Tranche matures on the earlier of (i) five years following the delivery of the second vessel under the SSCF and (ii) May 31, 2019. The GIEK Tranche matures (for each vessel) twelve years following the delivery of the applicable vessel. The GIEK Tranche contains a put option exercisable if the Commercial Tranche is not refinanced on terms acceptable to GIEK. If the GIEK Tranche put option is exercised, each Borrower must prepay, in full, the portion of all outstanding loans that relate to the GIEK Tranche, on the maturity date of the Commercial Tranche, without any premium, penalty or fees of any kind. Amortization payments under the SSCF Term Loan are calculated on a 12 year repayment schedule and must be made every six months following the delivery of the relevant vessel.

Schedule I-Condensed Financial Information of Pacific Drilling S.A. (Parent Only)	12 Months Ended
Dec. 31, 2012
Schedule I-Condensed Financial Information of Pacific Drilling S.A. (Parent Only)

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Operations

(in thousands, except share and per share information)

	For the year ended December 31, 2012	For the period March 11, 2011 (inception) to December 31, 2011
General and administrative expenses	$(4,147)	$(1,295)

Operating loss	(4,147)	(1,295)
Equity in earnings (losses) of subsidiaries	42,906	(10,757)
Interest expense	(4,510)	—
Other income	(260)	14

Net income (loss)	$33,989	$(12,038)

Earnings (loss) per common share, basic	$0.16	$(0.06)

Weighted average number of common shares, basic	216,901,000	210,321,818

Earnings (loss) per common share, diluted	$0.16	$(0.06)

Weighted average number of common shares, diluted	216,903,159	210,321,818

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Comprehensive Income (Loss)

(in thousands)

	For the year ended December 31, 2012	For the period March 11, 2011 (inception) to December 31, 2011
Net income (loss)	$33,989	$(12,038)
Other comprehensive income (loss):
Unrecognized loss on derivative instruments	(22,551)	(62,086)
Reclassification adjustment for loss on derivative instruments realized in net income	24,419	1,802

Total other comprehensive income (loss)	1,868	(60,284)

Total comprehensive income (loss)	$35,857	$(72,322)

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Balance Sheet

(in thousands, except share amounts)

	December 31,
	2012	2011
Assets:
Cash and cash equivalents	$155	$7,226
Amount due from subsidiaries	997	—
Deferred financing costs	2,036	—
Prepaid expenses and other current assets	545	61

Total current assets	3,733	7,287

Investment in subsidiary	2,647,215	2,277,787
Deferred financing costs	2,206	—
Other assets	—	76

Total assets	$2,653,154	$2,285,150

Liabilities and shareholders’ equity:
Accounts payable and accrued expenses	$706	$568
Amount due to subsidiary	28,469	10,509
Accrued interest payable	8,731	—

Total current liabilities	37,906	11,077

Long-term debt, net of current maturities	300,000	—
Commitments and contingencies
Shareholders’ equity:
Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,902,000 and 216,900,000 shares outstanding as of December 31, 2012 and 2011, respectively	2,169	2,169
Additional paid-in capital	2,349,544	2,344,226
Accumulated other comprehensive loss	(58,416)	(60,284)
Accumulated deficit	21,951	(12,038)

Total shareholders’ equity	2,315,248	2,274,073

Total liabilities and shareholders’ equity	$2,653,154	$2,285,150

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Cash Flows

(in thousands)

	For the year ended December 31, 2012	For the period March 11, 2011 (inception) to December 31, 2011
Cash flow from operating activities:	10,031	(11,845)
Cash flow from investing activities:
Capital contributions to consolidated subsidiaries	(310,994)	(606,745)
Cash flow from financing activities:
Issuance of common shares	—	625,816
Proceeds from long-term debt	300,000	—
Deferred financing costs	(6,108)	—

Net cash provided by financing activities	293,892	625,816

Decrease (increase) in cash and cash equivalents	(7,071)	7,226
Cash and cash equivalents, beginning of period	7,226	—

Cash and cash equivalents, end of period	$155	$7,226

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of Consolidation

Principles of Consolidation—The consolidated financial statements include the accounts of Pacific Drilling S.A. and consolidated subsidiaries that we control by ownership of a majority voting interest. We apply the equity method of accounting for investments in entities when we have the ability to exercise significant influence over an entity that does not meet the variable entity criteria or meets the variable interest entity criteria, but for which we are not deemed to be the primary beneficiary. We eliminate all intercompany transactions and balances in consolidation.

The Restructuring was a business combination limited to entities that were all under the control of the Quantum Pacific Group and its affiliates, and, as such, the Restructuring was accounted for as a transaction between entities under common control. Accordingly, the consolidated financial statements of Pacific Drilling S.A. as of and for the years ended December 31, 2011 and 2010 are presented using the historical values of the Predecessor’s financial statements on a combined basis prior to the Restructuring. The financial statements for the years ended December 31, 2011 and 2010 present the results of the Company and its subsidiaries as if Pacific Drilling S.A. was formed and the Restructuring was completed on January 1, 2010.

We currently are party to a Nigerian joint venture, Pacific International Drilling West Africa Limited (“PIDWAL”), which is fully controlled and 90% owned by us with 10% owned by Derotech Offshore Services Limited (“Derotech”), a privately-held Nigerian registered limited liability company. Derotech will not accrue the economic benefits of its interest in PIDWAL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. Accordingly, we consolidate all PIDWAL interests and no portion of PIDWAL’s operating results is allocated to the noncontrolling interests. In addition to the joint venture agreement, we currently have marketing and logistic services agreements with Derotech and an affiliated company of Derotech. During the years ended December 31, 2012, 2011 and 2010, we incurred fees of $7.0 million, $3.1 million and $0.2 million under the marketing and logistic services agreements, respectively.

Accounting Estimates

Accounting Estimates—The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the balance sheet date and the amounts of revenues and expenses recognized during the reporting period. On an ongoing basis, we evaluate our estimates and assumptions, including those related to allowance for doubtful accounts, financial instruments, depreciation of property and equipment, impairment of long-lived assets, income taxes, share-based compensation and contingencies. We base our estimates and assumptions on historical experience and on various other factors we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from such estimates.

Revenues and Operating Expenses

Revenues and Operating Expenses—Contract drilling revenues are recognized as earned, based on contractual dayrates. In connection with drilling contracts, we may receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to rigs. Revenues earned and incremental costs incurred directly related to contract preparation and mobilization along with reimbursements received for capital expenditures are deferred and recognized over the primary term of the drilling contract. The actual cost incurred for reimbursed capital expenditures are depreciated over the estimated useful life of the asset. Amortization of deferred revenue and deferred mobilization costs are recorded on a straight-line basis over the primary drilling contract term, which is consistent with the general pace of activity, level of services being provided and dayrates being earned over the life of the contract. Upon completion of drilling contracts, any demobilization fees received and related expenses are reported in income.

Cash and Cash Equivalents	Cash and Cash Equivalents—Cash equivalents are highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash.
Accounts Receivable	Accounts Receivable—We record trade accounts receivable at the amount we invoice our customers.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts—We provide an allowance for doubtful accounts, as necessary, based on a review of outstanding receivables, historical collection information and existing economic conditions. We do not generally require collateral or other security for receivables. We have no allowance for doubtful accounts as of December 31, 2012 and 2011.

Promissory Notes to Joint Venture

Promissory Notes to Joint Venture—Contributions in the form of promissory notes to the Joint Venture were recorded at cost. The accrued interest on promissory notes from our Joint Venture was recorded at the amount due. Interest income from the Joint Venture was earned on the promissory notes based on the stated loan rates as discussed in Note 4.

Materials and Supplies

Materials and Supplies—Materials and supplies held for consumption are carried at the lower of average cost or market. We recorded no allowance for obsolescence on materials and supplies as of December 31, 2012 and 2011.

Property and Equipment

Property and Equipment—Deepwater drillships are recorded at cost of construction, including any major capital improvements, less accumulated depreciation and impairment. Other property and equipment is recorded at cost and consists of purchased software systems, furniture, fixtures and other equipment. Planned major maintenance, ongoing maintenance, routine repairs and minor replacements are expensed as incurred.

Interest is capitalized based on the costs of new borrowings attributable to qualifying new construction or at the weighted average cost of debt outstanding during the period of construction. We capitalize interest costs for qualifying new construction from the point borrowing costs are incurred for the qualifying new construction and cease when substantially all the activities necessary to prepare the qualifying asset for its intended use are complete.

Property and equipment are depreciated to its salvage value on a straight-line basis over the estimated useful lives of each class of assets. Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7

Long-Lived Assets

Long-Lived Assets—We review our long-lived assets, including property and equipment, for impairment when events or changes in circumstances indicate that the carrying amounts of our assets held and used may not be recoverable. Potential impairment indicators include rapid declines in commodity prices and related market conditions, actual or expected declines in rig utilization, increases in idle time, cancellations of contracts or credit concerns of customers. We assess impairment using estimated undiscounted cash flows for the long-lived assets being evaluated by applying assumptions regarding future operations, market conditions, dayrates, utilization and idle time. An impairment loss is recorded in the period if the carrying amount of the asset is not recoverable. During 2012, 2011 and 2010, there were no long-lived asset impairments.

Investment Accounted for Using the Equity Method

Investment Accounted for Using the Equity Method—Our 50% ownership in TPDI was accounted for using the equity method based upon the level of ownership and our ability to exercise significant influence over the operating and financial policies of the investee. The investment was adjusted periodically to recognize our proportionate share of the investee’s net income or losses after the date of investment. The Company evaluates its investment accounted for under the equity method for impairment when there was evidence or indicators that a decrease in value may be other than temporary. On March 30, 2011, our Predecessor assigned its equity interest in TPDI to a subsidiary of the Quantum Pacific Group (Note 9).

Deferred Financing Costs

Deferred Financing Costs—Deferred financing costs associated with long-term debt are carried at cost and are amortized to expense using the effective interest rate method over the term of the applicable long-term debt.

Foreign Currency Transactions

Foreign Currency Transactions—The consolidated financial statements are stated in U.S. dollars. We have designated the U.S. dollar as the functional currency for our foreign subsidiaries in international locations because we contract with customers, purchase equipment and finance capital using the U.S. dollar. Transactions in other currencies have been translated into U.S. dollars at the rate of exchange on the transaction date. Any gain or loss arising from a change in exchange rates subsequent to the transaction date is included as an exchange gain or loss. Monetary assets and liabilities denominated in currencies other than U.S. dollars are reported at the rates of exchange prevailing at the end of the reporting period. During 2012 and 2011, total foreign exchange gains were $2.4 million and $1.4 million, respectively, and recorded in other income within our consolidated statements of operations. During 2010, total foreign exchange gains (losses) were nominal.

Earnings per Share

Earnings per Share—Basic earnings (loss) per common share (“EPS”) is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding for the period. Basic and diluted EPS are retrospectively adjusted for the effects of stock dividends or stock splits. Diluted EPS reflects the potential dilution from securities that could share in the earnings of the Company. Anti-dilutive securities are excluded from diluted EPS.

Fair Value Measurements

Fair Value Measurements—We estimate fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation techniques require inputs that are categorized using a three-level hierarchy as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Share-Based Compensation

Share-Based Compensation—The grant date fair value of share-based awards granted to employees is recognized as an employee compensation expense over the requisite service period on a straight-line basis. To the extent the share-based awards were to be settled in cash upon exercise, the awards were accounted for as a liability. The liability was remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as employee compensation expense in the current period. As of December 31, 2012 and 2011, the Company has no awards accounted for as liabilities. The amount of compensation expense recognized is adjusted to reflect the number of awards for which the related vesting conditions are expected to be met. As such, the amount of compensation expense ultimately recognized is based on the number of awards that do meet the vesting conditions at the vesting date.

Derivatives

Derivatives—We apply cash flow hedge accounting to interest rate swaps that are designated as hedges of the variability of future cash flows. The derivative financial instruments are recorded in our consolidated balance sheet at fair value as either assets or liabilities. Changes in the fair value of derivatives designated as cash flow hedges, to the extent the hedge is effective, are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.

Hedge effectiveness is measured on an ongoing basis to ensure the validity of the hedges based on the relative cumulative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. Hedge accounting is discontinued prospectively if it is determined that the derivative is no longer effective in offsetting changes in the cash flows of the hedged item.

For interest rate hedges related to interest not incurred to construct fixed assets, other comprehensive income is released to earnings as interest expense is accrued on the underlying debt. For interest rate hedges related to interest capitalized in the construction of fixed assets, other comprehensive income is released to earnings as the asset is depreciated over its useful life.

Contingencies

Contingencies—We record liabilities for estimated loss contingencies when we believe a loss is probable and the amount of the probable loss can be reasonably estimated. Once established, we adjust the estimated contingency loss accrual for changes in facts and circumstances that alter our previous assumptions with respect to the likelihood or amount of loss.

We recognize loss of hire insurance recovery once realized or contingencies related to the realizability of the amount earned are resolved.

Income Taxes

Income Taxes—Income taxes are provided based upon the tax laws and rates in the countries in which our subsidiaries are registered and where their operations are conducted and income and expenses are earned and incurred, respectively. We recognize deferred tax assets and liabilities for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of our assets and liabilities using the applicable enacted tax rates in effect the year in which the asset is realized or the liability is settled. A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. The amount recognized is the largest benefit that we believe has greater than a 50% likelihood of being realized upon settlement. Actual income taxes paid may vary from estimates depending upon changes in income tax laws, actual results of operations and the final audit of tax returns by taxing authorities. We recognize interest and penalties related to uncertain tax positions in income tax expense.

Subsequent Events	Subsequent Events—We have evaluated subsequent events through the date the financial statements were issued. See Note 21.
Recently Issued Accounting Standards

Recently Issued Accounting Standards

Fair Value Measurements and Disclosures—In May 2011, the FASB issued an accounting standards update that changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments included in this update are intended to clarify the application of existing fair value measurement requirements. We adopted the accounting standards update effective January 1, 2012 with no material impact to our financial statements or notes to the consolidated financial statements.

Presentation of Comprehensive Income—In June and December 2011, the FASB issued an accounting standards update on the presentation of comprehensive income. This guidance eliminates a previously permitted option to report other comprehensive income and its components in the statement of changes in equity. We adopted the effective portions of the FASB accounting standards update on January 1, 2012 with no material impact on our financial statements or notes to the consolidated financial statements.

In February 2013, the FASB issued an accounting standards update on the reporting of amounts reclassified out of accumulated other comprehensive income. This guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. The accounting standards update is effective for interim and annual periods beginning January 1, 2013. We are evaluating the impacts that our adoption of this update will have on our financial statements or notes to the consolidated financial statements.

Balance Sheet Offsetting—In December 2011, the FASB issued an accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments. The update requires disclosures of gross and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement. The accounting standards update is effective for interim and annual periods beginning January 1, 2013. We do not expect that our adoption of this update will have a material effect on our financial statements or notes to the consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property And Equipment	Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment

Property and equipment consists of the following as of:

	December 31,
	2012	2011
	(In thousands)
Drillships and related equipment	$3,892,623	$3,435,665
Other property and equipment	7,025	12,441

Property and equipment, cost	3,899,648	3,448,106
Accumulated depreciation	(139,227)	(12,096)

Property and equipment, net	$3,760,421	$3,436,010

Investment In and Notes Receivable from Joint Venture (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Consolidated Balance Sheet

A summarized consolidated balance sheet of TPDI is as follows:

March 31, 2011
(In thousands)
Balance sheet:
Current assets	$193,479
Property and equipment, net	1,421,215
Other assets	8,957

Total assets	$1,623,651

Current liabilities	$275,022
Long-term liabilities	1,216,010
Shareholders’ equity	132,619

Total liabilities and shareholders’ equity	$1,623,651

Summarized Consolidated Results of Operations

Summarized TPDI consolidated results of operations are as follows:

	For the three months ended March 31, 2011	Year ended December 31, 2010
	(In thousands)
Income statement:
Operating revenues	$90,414	$304,092
Operating expenses	35,492	129,214

Operating income	54,922	174,878
Interest expense, net	(13,958)	(52,762)
Other expense	(99)	(138)

Income before income taxes	40,865	121,978
Income tax expense	4,166	13,715

Net income	$36,699	$108,263

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Debt

A summary of debt is as follows:

	December 31, 2012	December 31, 2011
	(In thousands)
Due within one year:
Bora Term Loan	$50,000	$50,000
Mistral Term Loan	62,500	62,500
Scirocco Term Loan	43,750	43,750
Santa Ana Term Loan	62,500	62,500

Total current debt	218,750	218,750
Long-term debt:
Bora Term Loan	$300,000	$350,000
Mistral Term Loan	325,000	387,500
Scirocco Term Loan	287,500	331,250
Santa Ana Term Loan	325,000	387,500
8.25% Senior Unsecured Bonds	300,000	—
7.25% Senior Secured Notes	497,458	—

Total long-term debt	2,034,958	1,456,250

Total debt	$2,253,708	$1,675,000

Maturities of Long Term Debt

Maturities of long-term debt for each of the five years ending after December 31, 2012 are as follows:

(In thousands)
Twelve months ended December 31,
2013	$218,750
2014	218,750
2015	1,318,750
2016	—
2017	500,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) Before Income Taxes

Income / (loss) before income taxes consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(In thousands)
Luxembourg	$(24,451)	$(1,281)	$—
United States	(444)	(2,753)	498
Other Jurisdictions	80,597	4,331	36,752

Total	$55,702	$297	$37,250

Components of Income Tax (Provision) Benefit

The components of income tax (provision) / benefit consisted of the following:

	Years ended December 31,
	2012	2011
	(In thousands)
Current income tax expense:
Luxembourg	$(535)	$—	$—
United States	(4,404)	(164)	(301)
Other Foreign	(20,540)	(6,205)	(21)

Total current	$(25,479)	$(6,369)	$(322)
Deferred tax benefit:
Luxembourg	$32	$—	$—
United States	4,646	782	344
Other Foreign	(912)	2,387	27

Total deferred	$3,766	$3,169	$371
Income tax (expense) benefit	$(21,713)	$(3,200)	$49

Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate

A reconciliation between the Luxembourg statutory rate of 28.8 percent and Liberian statutory rate of zero percent and our effective tax rate is as follows:

	Years ended December 31,
	2012	2011	2010
Statutory rate	28.8%	28.8%	—
Effect of tax rates different than the Luxembourg statutory tax rate	6.8%	108.5%	(0.1)%
Change in valuation allowance	3.4%	934.1%	—
Adjustments related to prior years	—	6.0%	—

Effective tax rate	39.0%	1,077.4%	(0.1)%

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consist of the following:

	December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$4,671	$2,547
Accrued payroll expenses	4,644	2,175
Deferred revenue	5,592	2,410
Other	23	18

Deferred tax assets	14,930	7,150
Less: valuation allowance	(4,476)	(2,547)

Total deferred tax assets	$10,454	$4,603
Deferred tax liabilities:
Depreciation and amortization	$(1,125)	$(1,063)
Deferred expenses	(2,024)	—

Total deferred tax liabilities	$(3,149)	$(1,063)

Net deferred tax assets	$7,305	$3,540

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used to Estimate Fair Value of Stock Options

The fair value of the 2011, 2010 and 2009 stock option grants as of March 31, 2011, the date of modification and grant, was calculated using the following assumptions:

	2011 stock options	2010 stock options	2009 stock options
Expected volatility	52%	53%	53%
Expected term (in years)	6.25	6.00	5.75
Expected dividends	—	—	—
Risk-free interest rate	2.65%	2.57%	2.49%

                         The fair value of the 2012 stock option grants as of March 31, 2012, the date of grant, was calculated using the following assumptions:

2012 stock options
Expected volatility	48.5%
Expected term (in years)	6.25
Expected dividends	—
Risk-free interest rate	1.40%

Summary of Option Activity

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2012 is as follows:

	Number of shares under option	Weighted-average exercise price (per share)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding—January 1, 2012	2,788,596	$10.00
Granted	1,294,840	10.12
Exercised	—	—
Cancelled	—	—
Forfeited or expired	(107,798)	10.00

Outstanding—December 31, 2012	3,975,638	$10.04	8.1	—
Exercisable—December 31, 2012	1,121,429	$10.00	7.3	—

Summary of Restricted Stock Units Activity

A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2012 is as follows:

	Number of restricted stock units	Weighted-average grant-date fair value (per share)
Nonvested—January 1, 2012	12,000	$8.54
Granted	297,180	10.12
Vested	(2,000)	8.54
Forfeited	(17,492)	10.12

Nonvested—December 31, 2012	289,688	$10.07

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Cash Flow Hedge Gains and Losses

The following table summarizes the cash flow hedge gains and losses for the years ended December 31, 2012, 2011 and 2010:

Derivatives in cash flow hedging relationships	Amount of income (loss) recognized in equity for the year ended December 31,			Amount of loss reclassified from accumulated OCI into income for the year ended December 31,			Amount recognized in income (ineffective portion and amount excluded from effectiveness testing) for the year ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(In thousands)
Interest rate swaps	$1,868	$(60,284)	$—	$24,419	$1,802	$—	$—	$—	$—

Designated as Hedging Instrument
Fair Values of Derivatives Instruments

The table below provides data about the fair values of derivatives that are designated as hedge instruments as of December 31, 2012 and 2011:

Derivatives designated as hedging instruments	Derivative liabilities Balance sheet location	December 31,
		2012	2011
		(In thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$17,017	$20,466
Long-term—Interest rate swaps	Other long-term liabilities	$27,437	$30,769

Total		$44,454	$51,235

Not Designated as Hedging Instrument
Fair Values of Derivatives Instruments

The table below provides data about the fair values of derivatives that are not designated as hedge instruments as of December 31, 2012 and 2011:

Derivatives not designated as hedging instruments	Derivative liabilities Balance sheet location	December 31,
		2012	2011
		(In thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$978	$—
Long-term—Interest rate swaps	Other long-term liabilities	$1,574	$—

Total		$2,552	$—

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis

The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2012
		Fair value measurements using
	Carrying value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$47,006	—	47,006	—

	December 31, 2011
		Fair value measurements using
	Carrying value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$51,235	—	51,235	—

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Noncancelable Operating Leases

The future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year are as follows:

(In thousands)
Years ending December 31,
2013	$1,041
2014	1,057
2015	751
2016	738
2017	757
Thereafter	2,375

Total future minimum lease payments	$6,719

Concentrations of Credit and Market Risk (Tables)	12 Months Ended
Dec. 31, 2012
Percentage of Revenues Earned from Customers

During the years ended December 31, 2012, 2011 and 2010, the percentage revenues earned from our customers was as follows:

	Years ended December 31,
	2012	2011	2010
Chevron	45.0%	100.0%	—
Total	32.9%	—	—
Petrobras	22.1%	—	—

Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2012
Percentage of Revenue Earned by Geographical Area

During the years ended December 31, 2012, 2011 and 2010, the percentage revenues earned by geographic area as follows is based on drilling location:

	Years ended December 31,
	2012	2011	2010
Nigeria	63.6%	100.0%	—
Brazil	22.1%	—	—
Gulf of Mexico	14.3%	—	—

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Income and Share Data Used In Basic and Diluted Earnings Per Share Computations

The following reflects the income and the share data used in the basic and diluted earnings per share computations:

	Years Ended December 31,
	2012	2011		2010
	(in thousands, except share and per share information)
Numerator:
Net income (loss), basic and diluted	$33,989	$(2,903	) $	37,299
Denominator:
Weighted average number of common shares outstanding, basic	216,901,000	195,447,944		150,000,000
Effect of share-based compensation awards	2,159	—		—

Weighted average number of common shares outstanding, diluted	216,903,159	195,447,944		150,000,000
Earnings (loss) per share:
Basic	$0.16	$(0.01	) $	0.25
Diluted	$0.16	$(0.01	) $	0.25

Nature of Business - Additional Information (Detail)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2012 Asset under Construction Vessel	Mar. 30, 2011 Transocean Pacific Drilling Inc Subsidiaries	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor	Dec. 31, 2012 Customer Contracts Vessel
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of drillships operated under customer contracts	4
Number of drillships		3			2
Percentage of ownership interest				50.00%
Percentage of ownership in joint venture			50.00%

Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pacific International Drilling West Africa Limited	Dec. 31, 2012 Pacific International Drilling West Africa Limited Derotech Offshore Services Limited	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor
Accounting Policies [Line Items]
Percentage of ownership in joint venture				90.00%	10.00%
Fees incurred under marketing and logistics agreement	$ 7	$ 3.1	$ 0.2
Percentage of ownership interest						50.00%
Foreign exchange gains	$ 2.4	$ 1.4

Estimated Useful Lives of Property And Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Drillships and Related Equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and Equipment, Useful Life	15 years
Drillships and Related Equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and Equipment, Useful Life	35 years
Other Property And Equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and Equipment, Useful Life	2 years
Other Property And Equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and Equipment, Useful Life	7 years

Property And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	$ 3,899,648	$ 3,448,106
Accumulated depreciation	(139,227)	(12,096)
Property and equipment, net	3,760,421	3,436,010
Drillships and Related Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	3,892,623	3,435,665
Other Property And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	$ 7,025	$ 12,441

Property and Equipment - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 15, 2011 Contract	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Number of contracts	2
Contract expiration extended date		Jan 18, 2013
Aggregate purchase price of vessels acquired		$ 1,500,000,000
Installment payment for vessels acquired		449,951,000	1,539,630,000	883,853,000
Anticipated installment payment for vessels acquired, 2013		797,300,000
Anticipated installment payment for vessels acquired, 2014		329,800,000
Asset under Construction
Property, Plant and Equipment [Line Items]
Number of Vessels		3
Capitalized interest costs		33,200,000	71,000,000	99,000,000
First Installment
Property, Plant and Equipment [Line Items]
Installment payment for vessels acquired		$ 374,300,000

Investment In and Notes Receivable from Joint Venture - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Transocean Pacific Drilling Inc	Mar. 30, 2011 Transocean Pacific Drilling Inc Property	Dec. 31, 2012 Transocean Pacific Drilling Inc LIBOR	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor
Schedule of Investments [Line Items]
Percentage of ownership interest							50.00%
Drillships under construction					2
Interest rate						2.00%
Loans maturity period				10 years
Loans maturity deferral period upon providing written notice				10 years
Reclassification adjustment for loss on derivative instruments realized in net income		$ 3,000,000	$ 11,500,000
Ineffectiveness gains (losses) of cash flow hedges		600,000	(300,000)
percentage of annual fee on letter of credit	4.20%
Letter of credit fee		$ 300,000	$ 900,000

Summarized Consolidated Balance Sheet (Detail) (Transocean Pacific Drilling Inc, USD $) In Thousands, unless otherwise specified	Mar. 31, 2011
Transocean Pacific Drilling Inc
Schedule of Equity Method Investments [Line Items]
Current assets	$ 193,479
Property and equipment, net	1,421,215
Other assets	8,957
Total assets	1,623,651
Current liabilities	275,022
Long-term liabilities	1,216,010
Shareholders' equity	132,619
Total liabilities and shareholders' equity	$ 1,623,651

Summarized Consolidated Results of Operations (Detail) (Transocean Pacific Drilling Inc, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Transocean Pacific Drilling Inc
Operating revenues	$ 90,414	$ 304,092
Operating expenses	35,492	129,214
Operating income (loss)	54,922	174,878
Interest expense, net	(13,958)	(52,762)
Other expense	(99)	(138)
Income (loss) before income taxes	40,865	121,978
Income tax expense	4,166	13,715
Net income	$ 36,699	$ 108,263

Summary of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Bora Term Loan	Dec. 31, 2011 Bora Term Loan	Dec. 31, 2012 Mistral Term Loan	Dec. 31, 2011 Mistral Term Loan	Dec. 31, 2012 Scirocco Term Loan	Dec. 31, 2011 Scirocco Term Loan	Dec. 31, 2012 Santa Ana Term Loan	Dec. 31, 2011 Santa Ana Term Loan	Dec. 31, 2012 8.25% Senior Unsecured Bonds	Feb. 29, 2012 8.25% Senior Unsecured Bonds	Dec. 31, 2012 7.25% Senior Secured Notes
Debt Instrument [Line Items]
Current portion of long-term debt	$ 218,750	$ 218,750	$ 50,000	$ 50,000	$ 62,500	$ 62,500	$ 43,750	$ 43,750	$ 62,500	$ 62,500
Long-term debt, non current	2,034,958	1,456,250	300,000	350,000	325,000	387,500	287,500	331,250	325,000	387,500	300,000	300,000	497,458
Total debt	$ 2,253,708	$ 1,675,000

Summary of Debt (Parenthetical) (Detail)	Dec. 31, 2012	Feb. 29, 2012
8.25% Senior Unsecured Bonds
Debt Instrument [Line Items]
Debt instrument, interest rate	8.25%	8.25%
7.25% Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	7.25%

Debt - Additional Information (Detail)	1 Months Ended	12 Months Ended										12 Months Ended								12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012 USD ($) Tranche	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Standby Letters of Credit Pacific Bora Ltd USD ($)	Dec. 31, 2012 Standby Letters of Credit Pacific Scirocco Ltd USD ($)	Dec. 31, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Bora Ltd USD ($)	Apr. 19, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Bora Ltd USD ($)	Apr. 19, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Bora Ltd NGN	Dec. 31, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Scirocco Ltd USD ($)	Apr. 19, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Scirocco Ltd USD ($)	Apr. 19, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Scirocco Ltd NGN	Dec. 31, 2012 Temporary Import Bond Facility USD ($)	Dec. 31, 2011 Temporary Import Bond Facility USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Maximum	Dec. 31, 2012 Prior to effective date of first drilling contract	Dec. 31, 2012 Subsequent to effective date of the first drilling contract and until twelve months after delivery of drillships	Dec. 31, 2012 Subsequent to 12 months after the delivery of all four drillships, If the historical debt service coverage ratio is not greater than 125%	Dec. 31, 2012 Subsequent to 12 months after the delivery of all four drillships, If the historical debt service coverage ratio is greater than 125%	Dec. 31, 2012 Commercial Tranche USD ($) Tranche	Dec. 31, 2012 GIEK Tranche Tranche	Dec. 31, 2012 KEXIM Tranche Tranche	Dec. 31, 2012 Bora Term Loan USD ($)	Dec. 31, 2011 Bora Term Loan USD ($)	Dec. 31, 2012 Mistral Term Loan USD ($)	Dec. 31, 2011 Mistral Term Loan USD ($)	Dec. 31, 2012 Scirocco Term Loan USD ($)	Dec. 31, 2011 Scirocco Term Loan USD ($)	Dec. 31, 2012 Santa Ana Term Loan USD ($)	Dec. 31, 2011 Santa Ana Term Loan USD ($)	Dec. 31, 2012 Term Loan USD ($)	Dec. 31, 2011 Term Loan USD ($)	Dec. 31, 2010 Term Loan USD ($)	Feb. 29, 2012 8.25% Senior Unsecured Bonds USD ($)	Dec. 31, 2012 8.25% Senior Unsecured Bonds USD ($)	Feb. 29, 2012 8.25% Senior Unsecured Bonds Semi Annual Payment, First Payment	Feb. 29, 2012 8.25% Senior Unsecured Bonds Semi Annual Payment, Second Payment	Dec. 31, 2012 8.25% Senior Unsecured Bonds Minimum USD ($)	Nov. 30, 2012 2017 Senior Secured Notes USD ($)	Dec. 31, 2012 2017 Senior Secured Notes USD ($)	Dec. 31, 2011 2017 Senior Secured Notes USD ($)	Nov. 30, 2012 2017 Senior Secured Notes Semi Annual Payment, First Payment	Nov. 30, 2012 2017 Senior Secured Notes Semi Annual Payment, Second Payment	Dec. 31, 2012 2017 Senior Secured Notes Debtor Optional Redemption Period 1	Dec. 31, 2012 2017 Senior Secured Notes Debtor Optional Redemption Period 2
Debt Instrument [Line Items]
Number of tranches of term loan		3																		1	1	1
Borrowings under term loan facility			$ 1,725,000,000																					$ 450,000,000		$ 450,000,000		$ 375,000,000		$ 450,000,000
Line of credit facility, capacity available cancelled																												75,000,000
Applicable margin under the term loans																4.00%	3.50%	3.50%	3.00%
Historical debt service coverage ratio		125.00%
Interest Payment Period		3 months
Interest expense												5,500,000	700,000																		64,400,000	57,200,000	12,600,000		21,100,000					3,400,000
Capitalized interest recorded to property and equipment																															8,700,000	51,500,000	12,600,000		17,000,000					3,400,000
Maturity date																				Oct 31, 2015	Oct 31, 2019	Oct 31, 2019												Feb 23, 2015					Dec 1, 2017
Term loan residual payment at maturity																				200,000,000			200,000,000		200,000,000		200,000,000		200,000,000
Prepayment penalty rate if debt is paid within one year of delivery																				1.00%	0.50%	0.50%
Amortization payment on term loan																							12,500,000		15,600,000		10,900,000		15,600,000
Frequency of payment																							Every three months		Every three months		Every three months		Every three months					Semiannually					Semiannually
Term loan maturity month and year																							2015-10		2015-10		2015-10		2015-10
Net restricted assets		1,700,000,000	1,500,000,000																																					0	0
Debt service coverage ratio	1.1	1.2
Debt service coverage ratio next year														1.1
Debt service coverage ratio after next year		1.2
Debt service leverage ratio															65.00%
Minimum liquidity														50,000,000																								25,000,000
Percentage of hedge of outstanding and available balance against floating interest rate		75.00%
Debt instrument, interest rate																																		8.25%	8.25%				7.25%
Debt instrument, maturity year																																		2015					2017
Long-term debt, non current		2,034,958,000	1,456,250,000																				300,000,000	350,000,000	325,000,000	387,500,000	287,500,000	331,250,000	325,000,000	387,500,000				300,000,000	300,000,000				500,000,000	497,500,000
Senior unsecured debt, interest payment month and day																																				--02-23	--08-23					--06-01	--12-01
Notice period to exercise early repayment option																																			60 days
Percentage of par value to exercise an early repayment of senior unsecured debt																																			101.00%					100.00%
Percentage of dividend in excess of consolidated net income																																			50.00%
Minimum equity ratio																																						35.00%
Outstanding secured and unsecured borrowings																																			475,000,000
Percentage of par value to exercise an early repayment of enior unsecured note																																							99.48%
Debt instrument, redemption date earliest																																								Dec 1, 2015
Redemption percentage prior to December 1, 2015																																												35.00%	10.00%
Percentage of par value to exercise an early repayment of senior unsecured note plus accrued and unpaid interest																																												107.25%	103.00%
Letter of credit amount				99,800,000	109,500,000		94,500,000	14,884,342,426		109,700,000	17,280,837,923
Restricted cash deposit obligations				50,000,000	99,000,000	10,700,000			12,300,000
Cash collateral release		$ 126,000,000
Percentage of equivalent of outstanding balances												2.50%

Maturities of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 218,750
2014	218,750
2015	1,318,750
2016
2017	$ 500,000

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate	28.80%	28.80%
Gross deferred tax assets related to loss carry forwards	$ 4,671,000	$ 2,547,000
Deferred tax assets, valuation allowance	4,476,000	2,547,000
Indefinitely reinvested earnings	29,000,000
Estimated taxes if indefinitely reinvested earnings were distributed	400,000
Luxembourg
Income Taxes [Line Items]
Statutory rate	28.80%
Liberia
Income Taxes [Line Items]
Statutory rate	0.00%
Various worldwide tax jurisdictions
Income Taxes [Line Items]
Gross deferred tax assets related to loss carry forwards	$ 4,700,000	$ 2,500,000

Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 55,702	$ 297	$ 37,250
Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(24,451)	(1,281)
UNITED STATES
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(444)	(2,753)	498
Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 80,597	$ 4,331	$ 36,752

Components of Income Tax (Provision) Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
Current income tax expense	$ (25,479)	$ (6,369)	$ (322)
Deferred tax benefit:
Deferred tax benefit	3,766	3,169	371
Income tax (expense) benefit	(21,713)	(3,200)	49
Luxembourg
Current income tax expense:
Current income tax expense	(535)
Deferred tax benefit:
Deferred tax benefit	32
UNITED STATES
Current income tax expense:
Current income tax expense	(4,404)	(164)	(301)
Deferred tax benefit:
Deferred tax benefit	4,646	782	344
Other Jurisdictions
Current income tax expense:
Current income tax expense	(20,540)	(6,205)	(21)
Deferred tax benefit:
Deferred tax benefit	$ (912)	$ 2,387	$ 27

Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Statutory rate	28.80%	28.80%
Effect of tax rates different than the Luxembourg statutory tax rate	6.80%	108.50%	(0.10%)
Change in valuation allowance	3.40%	934.10%
Adjustments related to prior years		6.00%
Effective tax rate	39.00%	1077.40%	(0.10%)

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 4,671	$ 2,547
Accrued payroll expenses	4,644	2,175
Deferred revenue	5,592	2,410
Other	23	18
Deferred tax assets	14,930	7,150
Less: valuation allowance	(4,476)	(2,547)
Total deferred tax assets	10,454	4,603
Deferred tax liabilities:
Depreciation and amortization	(1,125)	(1,063)
Deferred expenses	(2,024)
Total deferred tax liabilities	(3,149)	(1,063)
Net deferred tax assets	$ 7,305	$ 3,540

Related-Party Loan - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		12 Months Ended
	Mar. 23, 2011	Nov. 29, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Related-party loan	Dec. 31, 2010 Related-party loan	Dec. 31, 2012 Related-party loan
Related Party Transaction [Line Items]
Related-party loan payment		$ 69,400,000	$ 69,444,000
Conversion of related-party loan into equity	142,800,000	655,000,000
Issuance of shares upon conversion of related-party loan			892,609,000
Related-party loan				142,200,000
Accrued interest rate per annum							6.00%
Capitalized interest recorded to property and equipment					$ 600,000	$ 60,100,000

Shareholder's Equity - Additional Information (Detail) (USD $)	1 Months Ended						12 Months Ended				1 Months Ended
	Dec. 31, 2011	Apr. 05, 2011	Mar. 30, 2011	Mar. 23, 2011	Mar. 11, 2011	Nov. 29, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 10, 2010	Dec. 31, 2009	Apr. 05, 2011 Private Placement	Nov. 30, 2011 Public Offering	Dec. 31, 2011 Underwriters	Dec. 31, 2012 Quantum Pacific Gibraltar Limited
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized	5,000,000,000							5,000,000,000	2,000,000	805,000
Common stock, par value	$ 0.01							$ 0.01		$ 0.001	$ 0.01
Common stock, shares issued	224,100,000							224,100,000		805,000
Conversion of related-party loan into equity				$ 142,800,000		$ 655,000,000
Issuance of shares upon conversion of related-party loan							892,609,000
Issuance of shares upon conversion of related-party loan (in shares)							1,115,761
Common shares issued value					50,000
Common shares issued	7,200,000		145,000,000		50,000						60,000,000	6,000,000	900,000
Common shares issued, stock split			5,000,000
Shares authorized value			50,000,000
Proceeds from issuance of private placement		575,500,000
Proceeds from issuance of initial public offering	$ 50,300,000
Shares issued as percentage of outstanding common shares	3.30%
Common stock, shares outstanding	216,900,000							216,902,000
Percentage of outstanding shares														69.20%

Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 2011 Stock Plan	Mar. 31, 2011 2011 Stock Plan	Dec. 31, 2012 2011 Stock Plan	Dec. 31, 2011 2011 Stock Plan	Mar. 31, 2012 2011 Stock Plan Stock Options	Mar. 31, 2011 2011 Stock Plan Stock Options	Dec. 31, 2012 2011 Stock Plan Stock Options	Mar. 31, 2011 2011 Stock Plan Replacement Awards	Mar. 31, 2011 2011 Stock Plan 2009 Replacement Option Grants Member	Mar. 31, 2011 2011 Stock Plan 2010 Replacement Option Grants Member	Mar. 31, 2012 2011 Stock Plan Restricted Stock Units	Nov. 02, 2011 2011 Stock Plan Restricted Stock Units	Dec. 31, 2012 2011 Stock Plan Restricted Stock Units	Dec. 21, 2010 2009 Stock Plan	Apr. 24, 2009 2009 Stock Plan	Dec. 21, 2010 2009 Stock Plan Stock Options	Apr. 24, 2009 2009 Stock Plan Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share base compensation expense	$ 5,300,000	$ 4,500,000	$ 100,000
Share authorized for issuance																			12,577	6,684
Options exercise price								$ 10.12	$ 10										$ 800	$ 1,000
Options contractual Term								10 years	10 years										10 years	10 years
Options vesting percentage, Year one												50.00%					25.00%	50.00%
Options vesting percentage, Year two												25.00%					25.00%	25.00%
Options vesting percentage, Year three												25.00%					25.00%	25.00%
Options vesting percentage, year four																	25.00%
Common share reserved and authorized for issuance									7,200,000
Options granted in period				1,294,840	1,329,710	1,294,840					1,471,601
Liability extinguished for stock options issued		2,290,000									2,290,000
Vesting period								4 years	4 years				4 years	4 years
Options granted in period annual vesting percentage								25.00%	25.00%				25.00%
Weighted average fair value of option granted						$ 4.85	$ 5.24
Share based compensation nonvested awards total compensation cost not yet recognized										$ 10,600,000						$ 2,400,000
Share based compensation nonvested awards total compensation cost not yet recognized , recognition period										2 years 6 months						3 years 2 months 12 days
Granted														297,180	12,000	297,180
Restricted stock unit grant date fair value															$ 8.54	$ 10.12

Assumptions Used to Estimate Fair Value of Stock Options (Detail) (2011 Stock Plan, Stock Options)	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
2011 Stock Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	48.50%	52.00%	53.00%	53.00%
Expected term (in years)	6 years 3 months	6 years 3 months	6 years	5 years 9 months
Expected dividends
Risk-free interest rate	1.40%	2.65%	2.57%	2.49%

Summary of Option Activity (Detail) (2011 Stock Plan, USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012
2011 Stock Plan
Number of shares under option
Outstanding - January 1, 2012			2,788,596
Granted	1,294,840	1,329,710	1,294,840
Exercised
Cancelled
Forfeited or expired			(107,798)
Outstanding - December 31, 2012			3,975,638
Exercisable - December 31, 2012			1,121,429
Weighted-Average Exercise Price
Outstanding - January 1, 2012			$ 10
Granted			$ 10.12
Exercised
Cancelled
Forfeited or expired			$ 10
Outstanding - December 31, 2012			$ 10.04
Exercisable - December 31, 2012			$ 10
Weighted Average Remaining Contractual Term (in years)
Outstanding - December 31, 2012			8 years 1 month 6 days
Exercisable - December 31, 2012			7 years 3 months 18 days
Aggregate intrinsic value
Outstanding - December 31, 2012
Exercisable - December 31, 2012

Summary of Restricted Stock Units Activity (Detail) (2011 Stock Plan, Restricted Stock Units, USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Nov. 02, 2011	Dec. 31, 2012
2011 Stock Plan | Restricted Stock Units
Number of restricted stock units
Nonvested-January 1, 2012			12,000
Granted	297,180	12,000	297,180
Vested			(2,000)
Forfeited			(17,492)
Nonvested-December 31, 2012			289,688
Weighted average grant date fair value (per share)
Nonvested-January 1, 2012			$ 8.54
Granted		$ 8.54	$ 10.12
Vested			$ 8.54
Forfeited			$ 10.12
Nonvested-December 31, 2012			$ 10.07

Derivatives - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 28, 2012	Dec. 31, 2012	Dec. 31, 2011 Derivative
Derivative [Line Items]
Number of derivative contracts			4
Interest rate swap expiry date		Oct 31, 2015
Accumulated other comprehensive income associated with de-designated portion of the interest rate swap was reclassified into interest expense	$ 2.8
Derivative instruments estimated amount of net losses that would be reclassified to earnings during the next twelve months		18.5
Bora Term Loan
Derivative [Line Items]
Fixed interest rate swap rates			1.83%
Interest rate swap notional amounts		350
Scirocco Term Loan
Derivative [Line Items]
Fixed interest rate swap rates			1.87%
Interest rate swap notional amounts		316.7
Mistral Term Loan
Derivative [Line Items]
Fixed interest rate swap rates			1.60%
Interest rate swap notional amounts		331.3
Santa Ana Term Loan
Derivative [Line Items]
Fixed interest rate swap rates			2.39%
Interest rate swap notional amounts		$ 387.5

Fair Values of Derivatives Designated As Hedge Instruments (Detail) (Designated as Hedging Instrument, Interest Rate Swap, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ 44,454	$ 51,235
Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	17,017	20,466
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ 27,437	$ 30,769

Fair Value of Derivatives not Designated Hedge Instruments (Detail) (Not Designated as Hedging Instrument, Interest Rate Swap, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ 2,552
Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	978
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ 1,574

Cash Flow Hedge Gains and Losses (Detail) (Cash Flow Hedging, Interest Rate Swap, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (loss) recognized in equity	$ 1,868	$ (60,284)
Amount of loss reclassified from accumulated OCI into income	24,419	1,802
Amount recognized in income (ineffective portion and amount excluded from effectiveness testing)

Fair Value Measurements - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 8.25% Senior Unsecured Bonds	Feb. 29, 2012 8.25% Senior Unsecured Bonds	Dec. 31, 2012 2017 Senior Secured Notes	Nov. 30, 2012 2017 Senior Secured Notes
Fair Value Measurements [Line Items]
Fair value of long term debt			$ 308,900,000		$ 512,500,000
Long-term debt, non current	$ 2,034,958,000	$ 1,456,250,000	$ 300,000,000	$ 300,000,000	$ 497,500,000	$ 500,000,000

Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ 47,006	$ 51,235
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ 47,006	$ 51,235

Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 1,041
2014	1,057
2015	751
2016	738
2017	757
Thereafter	2,375
Total future minimum lease payments	$ 6,719

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 09, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Rent expense		$ 1,700,000	$ 1,100,000	$ 600,000
Capital upgrades reimbursable	30,000,000
Percentage to be paid before termination of primary term	50.00%
Reduction in percentage each year after primary term	10.00%
Costs of upgrades incurred and billed		15,600,000	4,000,000
Loss of hire insurance recovery recognized		$ 23,671,000	$ 18,500,000
Pacific Bora Ltd
Commitment And Contingencies [Line Items]
Contract initial primary term	3 years
Minimum
Commitment And Contingencies [Line Items]
Loss of hire insurance effective days after an accident or major equipment failure		45 days
Maximum
Commitment And Contingencies [Line Items]
Loss of hire insurance effective days after an accident or major equipment failure		180 days

Retirement Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to both plans	$ 3,700,000	$ 2,800,000	$ 500,000
Foreign Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan maximum annual contribution	15,000
Foreign Postretirement Benefit Plans, Defined Benefit | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Matching contribution percentage	100.00%
Eligible compensation, percentage	6.00%
Foreign Postretirement Benefit Plans, Defined Benefit | UNITED STATES | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan maximum annual contribution	17,000
Foreign Postretirement Benefit Plans, Defined Benefit | UNITED STATES | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan maximum annual contribution	$ 22,500
Employees age	50
Foreign Postretirement Benefit Plans, Defined Benefit | International
Defined Benefit Plan Disclosure [Line Items]
Matching contribution percentage	6.00%

Percentage of Revenues Earned from Customers (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Chevron
Concentration Risk [Line Items]
Percentage of revenues earned from customer	45.00%	100.00%
Total
Concentration Risk [Line Items]
Percentage of revenues earned from customer	32.90%
Petrobras
Concentration Risk [Line Items]
Percentage of revenues earned from customer	22.10%

Related-Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended							12 Months Ended			1 Months Ended
	Mar. 23, 2011	Nov. 29, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Quantum Pacific Gibraltar Limited	Dec. 31, 2011 Quantum Pacific Gibraltar Limited	Dec. 31, 2010 Quantum Pacific Gibraltar Limited	Feb. 28, 2012 Quantum Pacific Gibraltar Limited	Dec. 31, 2012 Quantum Pacific Gibraltar Limited Payment Guarantee	Dec. 31, 2011 Quantum Pacific Gibraltar Limited Payment Guarantee	Dec. 31, 2010 Quantum Pacific Gibraltar Limited Payment Guarantee	Mar. 30, 2011 Transocean Pacific Drilling Inc	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor	Dec. 31, 2012 Transocean Pacific Drilling Inc LIBOR
Related Party Transaction [Line Items]
Issuance of shares upon conversion of related-party loan (in shares)					1,115,761
Related-party loan				$ 142,200,000
Conversion of related-party loan into equity	142,800,000	655,000,000
Interest rate															2.00%
Promissory notes to joint venture and accrued interest receivable			0	0
Interest income from Joint Venture			0	495,000	1,973,000
Oversight and management services per drillship per day													4,000
Oversight and management services fee per day													8,000
Management fee income			1,200,000	2,200,000	0
Percentage of ownership interest														50.00%
Fee per annum on outstanding borrowings						0.25%
Guaranty fee						1,300,000	1,900,000	0
Capitalized interest costs										500,000	1,500,000	0
Senior Unsecured Bonds issued				$ 1,725,000,000					$ 40,000,000

Segments and Geographic Areas - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable segment	1

Percentage of Revenue Earned by Geographical Area (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nigeria
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	63.60%	100.00%
Brazil
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	22.10%
Gulf of Mexico
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	14.30%

Earnings per Share - Additional Information (Detail)	1 Months Ended
	Dec. 31, 2011	Mar. 30, 2011	Mar. 11, 2011
Earnings Per Share Disclosure [Line Items]
Common shares issued	7,200,000	145,000,000	50,000
Common shares issued, stock split		5,000,000

Income and Share Data Used In Basic and Diluted Earnings Per Share Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss), basic and diluted	$ 33,989	$ (2,903)	$ 37,299
Denominator:
Weighted average number of common shares outstanding, basic	216,901,000	195,447,944	150,000,000
Effect of share-based compensation awards	2,159
Weighted average number of common shares outstanding, diluted	216,903,159	195,447,944	150,000,000
Earnings (loss) per share:
Basic	$ 0.16	$ (0.01)	$ 0.25
Diluted	$ 0.16	$ (0.01)	$ 0.25

Supplemental Cash Flow information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Interest paid net of capitalized	$ 70.9	$ 3
Income taxes paid	19.3	0.5	0
Increase (decrease) in capital expenditure	4	1.3	79.4
Amortization of deferred financing cost	$ 3.6	$ 13.2	$ 3

Liquidity - Additional Information (Detail)	Dec. 31, 2012 Contract	Jun. 30, 2012 Pacific Sharav	Nov. 30, 2012 Pacific Khamsin
Long-term Contract for Purchase of Drillships [Line Items]
Drilling contract term		5 years	2 years
Number of drillships received	4

Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 19, 2013
Commercial Facility Loan
Subsequent Event [Line Items]
Senior secured credit facility, term loans	$ 500
Undrawn commitments fee, percentage	40.00%
Debt instrument maturity period	5 years
Commercial Facility Loan | LIBOR
Subsequent Event [Line Items]
Interest rate margin	3.50%
GIEK Facility Loan
Subsequent Event [Line Items]
Senior secured credit facility, term loans	$ 500
Margin reset period after the first borrowing	60 months
Guarantee fee per annum	2.00%
Debt instrument maturity period	12 years
Maturity date	May 31, 2019
GIEK Facility Loan | LIBOR
Subsequent Event [Line Items]
Interest rate margin	1.50%
GIEK Facility Loan | GIEK Tranche
Subsequent Event [Line Items]
Undrawn commitments fee, percentage	40.00%
GIEK Facility Loan | GIEK Premium
Subsequent Event [Line Items]
Undrawn commitments fee, percentage	40.00%
Pacific Sharav
Subsequent Event [Line Items]
Interest rate	3.96%
Pacific Meltem
Subsequent Event [Line Items]
Interest rate	2.37%

Statement of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent Company	Dec. 31, 2012 Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (45,386)	$ (52,614)	$ (19,715)	$ (1,295)	$ (4,147)
Operating income (loss)	157,142	(12,444)	(20,110)	(1,295)	(4,147)
Equity in earnings (losses) of subsidiaries		18,955	56,307	(10,757)	42,906
Interest expense	(104,685)	(10,384)	(858)		(4,510)
Other income	3,245	3,675	(62)	14	(260)
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299	$ (12,038)	$ 33,989
Earnings (loss) per common share, basic	$ 0.16	$ (0.01)	$ 0.25	$ (0.06)	$ 0.16
Weighted average number of common shares, basic	216,901,000	195,447,944	150,000,000	210,321,818	216,901,000
Earnings (loss) per common share, diluted	$ 0.16	$ (0.01)	$ 0.25	$ (0.06)	$ 0.16
Weighted average number of common shares, diluted	216,903,159	195,447,944	150,000,000	210,321,818	216,903,159

Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent Company	Dec. 31, 2012 Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299	$ (12,038)	$ 33,989
Other comprehensive income (loss):
Unrecognized loss on derivative instruments				(62,086)	(22,551)
Reclassification adjustment for loss on derivative instruments realized in net income		3,000	11,500	1,802	24,419
Total other comprehensive income ( loss)	1,868	(56,568)	(17,450)	(60,284)	1,868
Total comprehensive income (loss)	$ 35,857	$ (59,471)	$ 19,849	$ (72,322)	$ 35,857

Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 605,921	$ 107,278	$ 40,307	$ 7,425
Deferred financing costs	17,707	15,124
Prepaid expenses and other current assets	13,930	10,376
Total current assets	924,446	461,546
Deferred financing costs	32,157	32,386
Other assets	52,164	46,060
Total assets	4,893,928	4,184,289
Liabilities and shareholders' equity:
Accrued interest payable	29,594	12,099
Total current liabilities	402,056	346,084
Long-term debt, net of current maturities	2,034,958	1,456,250
Commitments and contingencies
Shareholders' equity:
Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,902,000 and 216,900,000 shares outstanding as of December 31, 2012 and 2011, respectively	2,169	2,169
Additional paid-in capital	2,349,544	2,344,226
Accumulated other comprehensive loss	(58,416)	(60,284)
Accumulated deficit	21,951	(12,038)
Total shareholders' equity	2,315,248	2,274,073	1,775,207	207,749
Total liabilities and shareholders' equity	4,893,928	4,184,289
Parent Company
Assets:
Cash and cash equivalents	155	7,226
Amount due from subsidiaries	997
Deferred financing costs	2,036
Prepaid expenses and other current assets	545	61
Total current assets	3,733	7,287
Investment in subsidiary	2,647,215	2,277,787
Deferred financing costs	2,206
Other assets		76
Total assets	2,653,154	2,285,150
Liabilities and shareholders' equity:
Accounts payable and accrued expenses	706	568
Amount due to subsidiary	28,469	10,509
Accrued interest payable	8,731
Total current liabilities	37,906	11,077
Long-term debt, net of current maturities	300,000
Commitments and contingencies
Shareholders' equity:
Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,902,000 and 216,900,000 shares outstanding as of December 31, 2012 and 2011, respectively	2,169	2,169
Additional paid-in capital	2,349,544	2,344,226
Accumulated other comprehensive loss	(58,416)	(60,284)
Accumulated deficit	21,951	(12,038)
Total shareholders' equity	2,315,248	2,274,073
Total liabilities and shareholders' equity	$ 2,653,154	$ 2,285,150

Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 10, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01		$ 0.001
Common shares, shares authorized	5,000,000,000	5,000,000,000	2,000,000	805,000
Common shares, shares issued	224,100,000	224,100,000		805,000
Common shares, shares outstanding	216,902,000	216,900,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares authorized	5,000,000,000	5,000,000,000
Common shares, shares issued	224,100,000	224,100,000
Common shares, shares outstanding	216,902,000	216,900,000

Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent Company	Dec. 31, 2012 Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash flow from operating activities:	$ 184,998	$ (64,331)	$ (30,139)	$ (11,845)	$ 10,031
Cash flow from investing activities:
Capital contributions to consolidated subsidiaries				(606,745)	(310,994)
Cash flow from financing activities:
Issuance of common shares		625,816		625,816
Proceeds from long-term debt	797,415	1,275,000	450,000		300,000
Deferred financing costs	(19,853)	(6,803)	(57,995)		(6,108)
Net cash provided by financing activities	558,812	1,986,218	1,007,841	625,816	293,892
Decrease (increase) in cash and cash equivalents	498,643	66,971	32,882	7,226	(7,071)
Cash and cash equivalents, beginning of period	107,278	40,307	7,425		7,226
Cash and cash equivalents, end of period	$ 605,921	$ 107,278	$ 40,307	$ 7,226	$ 155